UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

1301 Avenue of the Americas (6th Ave.)

 28th Floor

 New York, NY 10019

U.S. Bancorp Fund Services, LLC

 615 E. Michigan Street

 Milwaukee, WI 53202

(800) 851-0511

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

The unaudited cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

Direxion All Cap Insider Sentiment Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
COMMON STOCKS - 99.7%
Accommodation - 0.4%
6,015	Marriott International, Inc. Class A	$886,250
Administrative and Support Services - 0.8%
40,163	Cardtronics PLC (a)	982,387
7,032	Visa, Inc. Class A	873,585
		1,855,972
Amusement, Gambling, and Recreation Industries - 0.3%
4,995	Wynn Resorts Ltd.	827,122
Beverage and Tobacco Product Manufacturing - 0.7%
3,614	Constellation Brands, Inc. Class A	793,165
49,433	Wendys Co.	799,826
		1,592,991
Broadcasting (except Internet) - 1.9%
181,177	Discovery Communications, Inc. Class A (a)(b)	4,542,107
Building Material and Garden Equipment and Supplies Dealers - 2.1%
47,878	Lowe’s Companies, Inc.	5,014,263
Chemical Manufacturing - 6.0%
6,652	Alexion Pharmaceuticals, Inc. (a)	793,717
4,756	Allergan PLC (Ireland)	857,317
13,217	Bristol-Myers Squibb Co.	827,384
46,273	Church & Dwight Co., Inc.	2,260,436
401,046	Depomed, Inc. (a)	2,947,688
5,980	Ecolab, Inc.	823,326
40,174	LyondellBasell Industries N.V. Class A (Netherlands)	4,814,452
2,132	Regeneron Pharmaceuticals, Inc. (a)	781,698
		14,106,018
Clothing and Clothing Accessories Stores - 2.7%
127,588	Foot Locker, Inc.	6,270,950
Computer and Electronic Product Manufacturing - 4.0%
4,716	Apple, Inc.	789,600
52,407	Micron Technology, Inc. (a)	2,291,234
13,579	NETGEAR, Inc. (a)	946,456
2,645	Northrop Grumman Corp.	900,702
205,259	Xperi Corp.	4,608,065
		9,536,057
Construction of Buildings - 1.6%
15,675	D.R. Horton, Inc.	768,859
63,899	Toll Brothers, Inc.	2,976,415
		3,745,274
Couriers and Messengers - 0.3%
3,081	FedEx Corp.	808,701
Credit Intermediation and Related Activities - 19.7%
139,869	BofI Holding, Inc. (a)(b)	5,031,088
46,545	Capital One Financial Corp.	4,838,818
40,537	Comerica, Inc.	3,859,933
8,595	Fidelity National Information Services, Inc.	879,784
35,299	Home Bancshares, Inc.	847,529
366,698	Huntington Bancshares, Inc.	5,933,174
227,617	KeyCorp	4,871,004

2,318	LendingTree Inc. (a)	852,676
26,251	Northern Trust Corp.	2,766,593
20,768	Pacific Premier Bancorp, Inc. (a)	846,296
3,401	SVB Financial Group (a)	838,517
132,681	Synchrony Financial	5,264,782
39,522	TCF Financial Corp.	847,747
53,423	UMB Financial Corp.	4,069,764
17,703	Walker & Dunlop, Inc. (a)	822,304
71,200	Zions Bancorp	3,846,936
		46,416,945
Fabricated Metal Product Manufacturing - 0.3%
4,032	Parker Hannifin Corp.	812,126
Food Manufacturing - 4.9%
79,415	ConAgra Foods, Inc.	3,017,770
68,879	General Mills, Inc.	4,028,733
53,764	Kellogg Co.	3,661,866
19,121	Mondelez International, Inc.	848,972
		11,557,341
Food Services and Drinking Places - 1.9%
38,279	Darden Restaurants, Inc.	3,669,042
14,825	Red Robin Gourmet Burgers, Inc. (a)	780,537
		4,449,579
Funds, Trusts, and Other Financial Vehicles - 2.3%
331,953	Invesco Mortgage Capital	5,390,917
Furniture and Home Furnishings Stores - 0.4%
9,076	RH (a)(b)	853,053
Furniture and Related Product Manufacturing - 0.3%
12,963	Tempur-Pedic International, Inc. (a)	773,113
General Merchandise Stores - 3.4%
4,316	Costco Wholesale Corp.	841,059
110,285	Kohl’s Corp.	7,143,159
		7,984,218
Health and Personal Care Stores - 1.6%
39,293	Diplomat Pharmacy, Inc. (a)	1,060,518
157,889	Sally Beauty Holdings, Inc. (a)	2,622,536
		3,683,054
Insurance Carriers and Related Activities - 13.1%
22,091	Centene Corp. (a)	2,369,039
66,792	Cincinnati Financial Corp.	5,136,305
170,789	HCI Group, Inc.	5,969,075
33,060	Marsh & McLennan Companies, Inc.	2,761,171
78,642	Progressive Corp.	4,254,532
48,684	Prudential Financial, Inc.	5,784,633
13,756	RLI Corp.	883,961
195,594	United Insurance Holdings Corp.	3,778,876
		30,937,592
Leather and Allied Product Manufacturing - 0.4%
21,336	Skechers USA, Inc. (a)	878,830
Machinery Manufacturing - 1.5%
29,152	Esterline Technologies Corp. (a)	2,144,130
44,043	General Electric Co.	712,175
5,434	Nordson Corp.	780,974
		3,637,279
Management of Companies and Enterprises - 2.6%
199,907	Brookline Bancorp, Inc.	3,198,512

310,621	Tile Shop Holdings, Inc.	2,904,306
		6,102,818
Merchant Wholesalers, Durable Goods - 0.7%
3,507	Huntington Ingalls Industries, Inc.	833,053
51,009	Veeco Instruments, Inc. (a)	849,300
		1,682,353
Merchant Wholesalers, Nondurable Goods - 1.0%
41,973	Edgewell Personal Care Co. (a)	2,369,796
Miscellaneous Manufacturing - 0.7%
12,200	Dentsply Sirona, Inc.	741,882
9,509	Hill-Rom Holdings, Inc.	811,403
		1,553,285
Oil and Gas Extraction - 0.7%
13,897	Energen Corp. (a)	725,840
7,357	EOG Resources, Inc.	846,055
		1,571,895
Petroleum and Coal Products Manufacturing - 8.6%
23,044	Chevron Corp.	2,888,565
30,084	Exxon Mobil Corp.	2,626,333
100,492	HollyFrontier Corp.	4,819,596
62,065	Marathon Petroleum Corp.	4,299,243
59,384	Valero Energy Corp.	5,699,083
		20,332,820
Plastics and Rubber Products Manufacturing - 0.8%
75,083	Newell Rubbermaid, Inc.	1,985,195
Professional, Scientific, and Technical Services - 4.2%
15,082	Accenture PLC Class A (Ireland)	2,423,677
2,400	Biogen Inc. (a)	834,744
4,166	FactSet Research System, Inc. (b)	836,075
134,615	Nielsen Holdings PLC	5,035,947
8,498	Verisk Analytics, Inc. Class A (a)	850,225
		9,980,668
Publishing Industries (except Internet) - 1.1%
4,455	Adobe Systems, Inc. (a)	889,931
12,442	Akamai Technologies, Inc. (a)	833,489
23,028	Bottomline Technology, Inc. (a)	840,522
		2,563,942
Real Estate - 2.8%
24,146	Education Realty Trust, Inc.	797,543
102,278	Omega Healthcare Investors, Inc. (b)	2,765,597
236,988	Ramco-Gershenson Properties Trust	3,132,981
		6,696,121
Sporting Goods, Hobby, Musical Instrument, and Bookstores - 1.1%
450,938	Big 5 Sporting Goods Corp. (b)	2,547,800
Telecommunications - 2.0%
103,381	AT&T, Inc.	3,871,618
63,266	Consolidated Communications Holdings, Inc.	787,662
		4,659,280
Transportation Equipment Manufacturing - 1.2%
5,250	Thor Industries, Inc.	717,465
46,027	Winnebago Industries, Inc	2,091,927
		2,809,392
Utilities - 1.6%
18,612	California Water Service Group	757,508
51,468	ONEOK, Inc.	3,029,407

		3,786,915
	TOTAL COMMON STOCKS (Cost $228,367,214)	$235,202,032
SHORT TERM INVESTMENTS - 0.0% (†)
Money Market Funds - 0.0% (†)
91	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (c)	$91
	TOTAL SHORT TERM INVESTMENTS (Cost $91)	$91
	TOTAL INVESTMENTS - 99.7% (Cost $228,367,305)	$235,202,123
	Other Assets in Excess of Liabilities - 0.3%	619,061
	TOTAL NET ASSETS - 100.0%	$235,821,184

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†) Less than 0.05%.

(a) Non-income producing security.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at January 31, 2018.

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
Schedule of Investments (Unaudited)
January 31, 2018

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	34,604,227
TOTAL NET ASSETS - 100.0%	$34,604,227

Percentages are stated as a percent of net assets.

(a) $902,000 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)
January 31, 2018

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Cotton No. 2(b)	3/21/2018	143	$5,525,520	$17,181	$126,214
Copper(b)	5/31/2018	59	4,742,125	9,380	125,829
Gasoline RBOB(b)	3/28/2018	36	2,863,274	32,979	55,607
NY Harbor Ultra-Low Sulfur Diesel(b)	6/28/2018	46	3,920,801	12,084	289,900
WTI Crude Oil(b)	1/31/2019	76	4,602,560	13,829	34,985
			$21,654,280	$85,453	$632,535

(b) Contracts held by Direxion BCS Fund Ltd., a wholly owned subsidiary of Direxion Auspice Broad Commodity Strategy ETF.

Direxion iBillionaire Index ETF
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
COMMON STOCKS - 99.6%
Administrative and Support Services - 3.5%
6,392	PayPal Holdings, Inc. (a)	$545,365
Beverage and Tobacco Product Manufacturing - 3.0%
2,162	Constellation Brands, Inc.	474,494
Broadcasting (except Internet) - 6.8%
1,404	Charter Communications, Inc. (a)	529,659
12,613	Comcast Corp.	536,431
		1,066,090
Chemical Manufacturing - 9.8%
2,707	Allergan, Inc. (Ireland)	487,964
6,797	DowDuPont, Inc.	513,717
12,411	Mylan N.V. (Netherlands) (a)	531,811
		1,533,492
Computer and Electronic Product Manufacturing - 12.3%
42,375	Advanced Micro Devices, Inc. (a)	582,232
2,777	Apple, Inc.	464,953
1,769	Broadcom Ltd (Singapore)	438,765
10,341	Micron Technology, Inc. (a)	452,109
		1,938,059
Credit Intermediation and Related Activities - 6.8%
17,511	Bank of America Corp.	560,352
6,543	Citigroup, Inc.	513,495
		1,073,847
Insurance Carriers and Related Activities - 6.5%
7,676	American International Group, Inc.	490,650
2,231	UnitedHealth Group, Inc.	528,256
		1,018,906
Mining (except Oil and Gas) - 4.3%
34,416	Freeport-McMoRan Inc. (a)	671,112
Miscellaneous Manufacturing - 3.3%
7,282	Baxter International, Inc.	524,522
Nonstore Retailers - 3.8%
414	Amazon.com, Inc. (a)	600,668
Other Information Services - 9.9%
455	Alphabet, Inc. Class A (a)	537,910
455	Alphabet, Inc. Class C (a)	532,323
2,637	Facebook, Inc. (a)	492,829
		1,563,062
Performing Arts, Spectator Sports, and Related Industries - 6.9%
7,462	Activision Blizzard, Inc.	553,158
4,212	Electronic Arts, Inc. (a)	534,756
		1,087,914
Professional, Scientific, and Technical Services - 9.5%
4,515	IQVIA Holdings Inc. (a)	461,388
4,454	Salesforce.com, Inc. (a)	507,355
272	The Priceline Group Inc. (a)	520,078
		1,488,821

Publishing Industries (except Internet) - 3.4%
5,655	Microsoft Corp.	537,282
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.6%
1,000	BlackRock, Inc.	561,800
Support Activities for Transportation - 3.2%
3,867	Expedia, Inc.	495,015
Transportation Equipment Manufacturing - 3.0%
10,947	General Motors Co.	464,262
	TOTAL COMMON STOCKS (Cost $12,422,766)	$15,644,711
	TOTAL INVESTMENTS - 99.6% (Cost $12,422,766)	$15,644,711
	Other Assets in Excess of Liabilities - 0.4%	70,173
	TOTAL NET ASSETS - 100.0%	$15,714,884

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
COMMON STOCKS - 99.8%
Accommodation - 1.0%
11,678	Marriott International, Inc. Class A	1,720,636
Administrative and Support Services - 3.9%
12,829	Automatic Data Processing, Inc.	1,586,049
21,730	Paychex, Inc.	1,483,073
20,042	PayPal Holdings, Inc. (a)	1,709,983
860	The Priceline Group, Inc. (a)	1,644,363
		6,423,468
Air Transportation - 1.0%
29,693	American Airlines Group, Inc.	1,612,924
Amusement, Gambling, and Recreation Industries - 0.9%
9,132	Wynn Resorts Ltd.	1,512,168
Apparel Manufacturing - 1.0%
9,595	Cintas Corp.	1,616,278
Beverage and Tobacco Product Manufacturing - 1.0%
23,686	Monster Beverage Corp. (a)	1,616,096
Broadcasting (except Internet) - 5.1%
4,703	Charter Communications, Inc. (a)	1,774,207
38,178	Comcast Corp. Class A	1,623,710
31,216	Dish Network Corp. (a)	1,464,030
30,542	Liberty Interactive Corp. Class A (a)	857,925
13,373	Liberty Ventures Group LLC (a)	788,071
282,325	Sirius XM Holdings, Inc. (b)	1,725,006
		8,232,949
Building Material and Garden Equipment and Supplies Dealers - 1.0%
28,455	Fastenal Co.	1,563,887
Chemical Manufacturing - 10.6%
13,096	Alexion Pharmaceuticals, Inc. (a)	1,562,615
16,298	BioMarin Pharmaceutical, Inc. (a)	1,470,568
13,856	Celgene Corp. (a)	1,401,673
20,062	Gilead Sciences, Inc.	1,681,196
9,683	IDEXX Laboratories, Inc. (a)	1,811,108
7,001	Illumina, Inc. (a)	1,628,713
15,725	Incyte Corp. (a)	1,419,810
37,415	Mylan NV (a)	1,603,233
3,899	Regeneron Pharmaceuticals, Inc. (a)	1,429,568
10,021	Shire PLC ADR	1,403,341
10,395	Vertex Pharmaceuticals, Inc. (a)	1,734,614
		17,146,439
Clothing and Clothing Accessories Stores - 1.0%
19,960	Ross Stores, Inc.	1,644,504
Computer and Electronic Product Manufacturing - 16.2%
17,488	Analog Devices, Inc.	1,606,797
8,716	Apple, Inc.	1,459,320
5,706	Broadcom Ltd.	1,415,259
39,699	Cisco Systems, Inc.	1,649,096
34,828	Hologic, Inc. (a)	1,487,156
34,024	Intel Corp.	1,637,915
28,898	Maxim Integrated Products, Inc.	1,762,778
17,476	Microchip Technology, Inc.	1,664,065
35,758	Micron Technology, Inc. (a)	1,563,340
7,914	NVIDIA Corp.	1,945,261
23,411	QUALCOMM, Inc.	1,597,801
36,080	Seagate Technology PLC	1,991,616
16,021	Skyworks Solutions, Inc.	1,557,401
14,977	Texas Instruments, Inc.	1,642,528
18,576	Western Digital Corp.	1,652,893

22,302	Xilinx, Inc.	1,628,492
		26,261,718
Data Processing, Hosting and Related Services - 1.0%
11,488	Fiserv, Inc. (a)	1,617,970
Food Manufacturing - 1.9%
34,949	Mondelez International, Inc.	1,551,736
19,062	The Kraft Heinz Co.	1,494,270
		3,046,006
Food Services and Drinking Places - 0.9%
26,009	Starbucks Corp.	1,477,571
General Merchandise Stores - 1.9%
7,868	Costco Wholesale Corp.	1,533,237
14,263	Dollar Tree, Inc. (a)	1,640,245
		3,173,482
Health and Personal Care Stores - 3.0%
21,189	Express Scripts Holding Co. (a)	1,677,745
6,945	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,542,484
21,076	Walgreens Boots Alliance Inc.	1,586,180
		4,806,409
Machinery Manufacturing - 3.0%
28,856	Applied Materials, Inc.	1,547,547
8,724	ASML Holding NV ADR (Netherlands)(b)	1,770,623
8,136	Lam Research Corp.	1,558,207
		4,876,377
Merchant Wholesalers, Durable Goods - 2.0%
21,609	Henry Schein, Inc. (a)	1,635,369
14,352	KLA-Tencor Corp.	1,575,850
		3,211,219
Miscellaneous Manufacturing - 3.9%
6,492	Align Technology, Inc. (a)	1,700,904
22,804	Dentsply Sirona, Inc.	1,386,711
16,118	Hasbro, Inc.	1,524,279
4,100	Intuitive Surgical, Inc. (a)	1,769,847
		6,381,741
Motion Picture and Sound Recording Industries - 2.4%
7,974	Netflix, Inc. (a)	2,155,372
13,635	Take-Two Interactive Software, Inc. (a)	1,727,146
		3,882,518
Motor Vehicle and Parts Dealers - 1.0%
6,311	O’Reilly Automotive, Inc. (a)	1,670,459
Nonstore Retailers - 3.3%
1,285	Amazon.com, Inc. (a)	1,864,394
39,511	eBay, Inc. (a)	1,603,356
4,754	MercadoLibre, Inc.	1,840,273
		5,308,023
Other Information Services - 4.8%
707	Alphabet, Inc. Class A (a)	835,830
712	Alphabet, Inc. Class C (a)	832,997
6,494	Baidu, Inc. ADR (Cayman Islands) (a)	1,603,498
8,413	Facebook, Inc. (a)	1,572,306
21,485	Liberty Global PLC Class A (a)	803,109
22,476	Liberty Global PLC Class C (a)	803,742
4,261	NetEase.com, Inc. ADR (Cayman Islands)	1,364,202
		7,815,684
Performing Arts, Spectator Sports, and Related Industries - 2.1%
22,720	Activision Blizzard, Inc.	1,684,234
13,872	Electronic Arts, Inc. (a)	1,761,189
		3,445,423
Professional, Scientific, and Technical Services - 5.9%
8,565	Amgen, Inc.	1,593,518
4,623	Biogen Inc. (a)	1,607,926
34,710	Cadence Design Systems, Inc. (a)	1,557,091
21,838	Cerner Corp. (a)	1,509,661
21,034	Cognizant Technology Solutions Corp. Class A	1,640,231

15,958	Verisk Analytics, Inc. Class A (a)	1,596,598
		9,505,025
Publishing Industries (except Internet) - 11.9%
8,540	Adobe Systems, Inc. (a)	1,705,950
13,986	Autodesk, Inc. (a)	1,617,061
44,973	CA, Inc.	1,612,282
14,139	Check Point Software Technologies Ltd. (a)	1,462,114
17,321	Citrix Systems, Inc. (a)	1,606,696
34,449	Ctrip.com International Ltd. ADR (Cayman Islands) (a)	1,611,524
9,497	Intuit, Inc.	1,594,546
17,457	Microsoft Corp.	1,658,590
52,314	Symantec Corp.	1,424,510
17,256	Synopsys, Inc. (a)	1,598,078
21,665	Twenty-First Century Fox, Inc. Class A	799,439
22,152	Twenty-First Century Fox, Inc. Class B	808,327
14,654	WORKDAY, Inc. (a)	1,756,868
		19,255,985
Rail Transportation - 1.0%
28,644	CSX Corp.	1,626,120
Support Activities for Transportation - 1.0%
12,541	Expedia, Inc.	1,605,373
Telecommunications - 3.1%
37,602	JD.com, Inc. ADR (Cayman Islands) (a)	1,851,146
24,195	T-Mobile US, Inc. (a)	1,575,095
48,796	Vodafone Group PLC ADR (United Kingdom)	1,572,207
		4,998,448
Transportation Equipment Manufacturing - 2.0%
21,923	PACCAR, Inc.	1,634,579
4,414	Tesla Motors, Inc. (a)(b)	1,563,924
		3,198,503
Truck Transportation - 1.0%
13,492	J.B. Hunt Transport Services, Inc.	1,630,238

	TOTAL COMMON STOCKS (Cost $133,066,720)	$161,883,641

	TOTAL INVESTMENTS - 99.8% (Cost $133,066,720)	$161,883,641
	Other Assets in Excess of Liabilities - 0.2%	259,895
	TOTAL NET ASSETS - 100.0%	$162,143,536

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

(b)	A portion of this security represents a security on loan.

ADR - American Depository Receipt

Direxion Zacks MLP High Income Index Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
MASTER LIMITED PARTNERSHIPS - 98.2%
Chemical Manufacturing - 3.9%
34,196	Terra Nitrogen Co. LP	$2,782,187
Merchant Wholesalers, Nondurable Goods - 9.0%
164,431	Martin Midstream Partners LP (a)	2,663,782
225,119	NGL Energy Partners LP	3,770,743
		6,434,525
Mining (except Oil and Gas) - 7.9%
133,126	Alliance Resource Partners LP (a)	2,729,083
145,702	SunCoke Energy Partners LP (a)	2,957,751
		5,686,834
Nonstore Retailers - 7.7%
104,910	Crestwood Equity Partners LP	2,963,708
99,303	Suburban Propane Partners LP (a)	2,527,261
		5,490,969
Oil and Gas Extraction - 12.5%
171,306	Enlink Midstream Partners LP	2,994,429
107,048	Enterprise Products Partners LP (a)	2,956,666
70,805	Williams Partners LP	2,966,729
		8,917,824
Pipeline Transportation - 49.8%
193,557	American Midstream Partners LP (a)	2,883,999
49,377	Buckeye Partners LP	2,662,408
79,284	DCP Midstream Partners LP	3,278,394
173,797	Enable Midstream Partners LP	2,629,549
173,920	Enbridge Energy Partners LP (a)	2,514,883
150,639	Energy Transfer Partners LP	3,018,806
112,612	Genesis Energy LP (a)	2,593,454
76,708	Holly Energy Partners LP (a)	2,407,864
78,757	NuStar Energy LP	2,624,183
131,327	Plains All American Pipeline LP	2,753,927
128,249	Summit Midstream Partners LP	2,866,365
49,211	TC Pipelines LP (a)	2,688,889
54,763	Western Gas Partners LP	2,753,484
		35,676,205
Support Activities for Mining - 3.7%
145,057	Black Stone Minerals LP	2,663,246
Water Transportation - 3.7%
120,475	Golar LNG Partners LP (a)	2,644,426

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $68,809,343)	$70,296,216

	TOTAL INVESTMENTS (Cost $68,809,343) - 98.2%	$70,296,216
	Other Assets in Excess of Liabilities - 1.8%	1,269,769
	TOTAL NET ASSETS - 100.0%	$71,565,985

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan.

Direxion Daily CSI 300 China A Share Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 28.3%
Money Market Funds - 28.3%
4,480,016	Dreyfus Government Cash Management, 1.21% (a)	$4,480,016
22,457,304	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	22,457,304
	TOTAL SHORT TERM INVESTMENTS (Cost $26,937,320) (b)	$26,937,320

	TOTAL INVESTMENTS (Cost $26,937,320) - 28.3%	$26,937,320
	Other Assets in Excess of Liabilities - 71.7%	68,188,795
	TOTAL NET ASSETS - 100.0%	$95,126,115

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $26,937,320.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received (Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(0.5388)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Bank of America Merrill Lynch	12/6/2018	182,751	$6,173,175	$(36,845)
(1.5425)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Citibank N.A.	12/7/2018	217,433	6,609,963	(851,660)
0.1075% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Credit Suisse International	12/17/2018	519,224	15,840,177	(1,929,346)
0.3275% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	BNP Paribas	1/16/2019	1,880,079	58,414,055	(5,450,233)
					$87,037,370	$(8,268,084)

Direxion Daily S&P 500® Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 24.8%
Money Market Funds - 24.8%
6,848,905	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)(b)	$6,848,905
	TOTAL SHORT TERM INVESTMENTS (Cost $6,848,905)	$6,848,905

	TOTAL INVESTMENTS (Cost $6,848,905) - 24.8%	$6,848,905
	Other Assets in Excess of Liabilities - 75.2%	20,729,647
	TOTAL NET ASSETS - 100.0%	$27,578,552

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $6,848,905.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.7275% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Credit Suisse International	12/17/2018	9,766	$25,896,560	$(1,670,308)

Direxion Daily Total Bond Market Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 19.8%
Money Market Funds - 19.8%
625,216	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20%(a)(b)	$625,216
	TOTAL SHORT TERM INVESTMENTS (Cost $625,216)	$625,216

	TOTAL INVESTMENTS (Cost $625,216) - 19.8%	$625,216
	Other Assets in Excess of Liabilities - 80.2%	2,532,354
	TOTAL NET ASSETS - 100.0%	$3,157,570

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $625,216.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.2575% representing 1 month LIBOR rate + spread	Total return of iShares® Core U.S. Aggregate Bond ETF	BNP Paribas	1/16/2019	28,474	$3,112,779	$38,342
1.2575% representing 1 month LIBOR rate + spread	Total return of iShares® Core U.S. Aggregate Bond ETF	BNP Paribas	2/20/2019	642	69,541	161
1.2575% representing 1 month LIBOR rate + spread	Total return of iShares® Core U.S. Aggregate Bond ETF	BNP Paribas	2/20/2019	94	10,152	(9)
					$3,192,472	$38,494

Direxion Daily 7-10 Year Treasury Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 17.7%
Money Market Funds - 17.7%
53,139	Dreyfus Government Cash Management, 1.21% (a)	$53,139
201,927	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	201,927
	TOTAL SHORT TERM INVESTMENTS (Cost $255,066)(b)	$255,066

	TOTAL INVESTMENTS (Cost $255,066) - 17.7%	$255,066
	Other Assets in Excess of Liabilities - 82.3%	1,189,964
	TOTAL NET ASSETS - 100.0%	$1,445,030

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $255,066.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received (Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.6475% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/6/2018	6,551	$694,668	$16,618
(0.1725%) representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Deutsche Bank AG London	12/6/2018	7,438	786,520	16,833
					$1,481,188	$33,451

Direxion Daily 20+ Year Treasury Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 17.1%
Money Market Funds - 17.1%
879,129	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)(b)	$879,129
	TOTAL SHORT TERM INVESTMENTS (Cost $879,129)	$879,129

	TOTAL INVESTMENTS (Cost $879,129) - 17.1%	$879,129
	Other Assets in Excess of Liabilities - 82.9%	4,276,298
	TOTAL NET ASSETS - 100.0%	$5,155,427

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2018.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $879,129.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.6075% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse International	12/17/2018	42,006	$5,302,076	$141,662

Direxion Daily S&P 500® Bull 1.25X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 99.8%
324,284	iShares Core S&P 500 ETF	$92,145,299
	TOTAL INVESTMENT COMPANIES (Cost $83,633,921)	$92,145,299

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
47,906	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)(b)	$47,906
	TOTAL SHORT TERM INVESTMENTS (Cost $47,906)	$47,906

	TOTAL INVESTMENTS (Cost $83,681,827) - 99.9%	$92,193,205
	Other Assets in Excess of Liabilities - 0.1%	165,489
	TOTAL NET ASSETS - 100.0%	$92,358,694

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2018.
(b)	All or a portion of these securities have been segrated as collateral for swap contracts. Total value of securities segrated amounted to $47,906.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	1.7178% representing 1 month LIBOR rate + spread	Credit Suisse International	12/18/2018	8,252	$23,425,124	$(125,506)

Direxion Daily Small Cap Bull 1.25X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 98.7%
92,200	iShares Core S&P Small-Cap ETF	$7,259,828
	TOTAL INVESTMENT COMPANIES (Cost $7,142,191)	$7,259,828

SHORT TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
33,435	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20%(a)(b)	$33,435
	TOTAL SHORT TERM INVESTMENTS (Cost $33,435)	$33,435

	TOTAL INVESTMENTS (Cost $7,175,626) - 99.2%	$7,293,263
	Other Assets in Excess of Liabilities - 0.8%	58,934
	TOTAL NET ASSETS - 100.0%	$7,352,197

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,435.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P SmallCap 600® Index	1.4575% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	2,012	$1,875,106	$55,399

Direxion Daily CSI 300 China A Share Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 22.4%
575,000	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF (a)	$19,538,500
	TOTAL INVESTMENT COMPANIES (Cost $18,429,471)	$19,538,500

SHORT TERM INVESTMENTS - 37.2%
Money Market Funds - 37.2%
11,788,088	Dreyfus Government Cash Management, 1.21% (b)	$11,788,088
18,217,510	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (b)	18,217,510
2,387,429	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.21% (b)	2,387,429
	TOTAL SHORT TERM INVESTMENTS (Cost $32,393,027) (c)	$32,393,027

	TOTAL INVESTMENTS (Cost $50,822,498) - 59.6%	$51,931,527
	Other Assets in Excess of Liabilities - 40.4%	35,229,726
	TOTAL NET ASSETS - 100.0%	$87,161,253

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) A portion of this security represents a security on loan.
(b) Represents annualized seven-day yield at January 31, 2018.
(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,393,027.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid (Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(0.9425%) representing 1 month LIBOR rate + spread	Morgan Stanley Capital Services	12/11/2018	330,700	$10,096,271	$1,243,733
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	0.2747% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/14/2018	1,244,309	42,163,874	117,135
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.3425%) representing 1 month LIBOR rate + spread	Citibank N.A.	12/17/2018	217,433	6,729,551	737,012
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	0.3875% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	840,278	26,568,723	2,123,822
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	0.6175% representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	1,922,453	58,654,041	6,629,157
					$144,212,460	$10,850,859

Direxion Daily CSI China Internet Index Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 65.1%
1,489,476	KraneShares CSI China Internet ETF (a)	$98,379,890
	TOTAL INVESTMENT COMPANIES (Cost $88,766,095)	$98,379,890
SHORT TERM INVESTMENTS - 16.7%
Money Market Funds - 16.7%
24,917,356	Dreyfus Government Cash Management, 1.21% (b)	$24,917,356
244,500	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (b)	244,500
	TOTAL SHORT TERM INVESTMENTS (Cost $25,161,856) (c)	$25,161,856

	TOTAL INVESTMENTS (Cost $113,927,951) - 81.8%	$123,541,746
	Other Assets in Excess of Liabilities - 18.2%	27,482,969
	TOTAL NET ASSETS - 100.0%	$151,024,715

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) A portion of this security represents a security on loan.
(b) Represents annualized seven-day yield at January 31, 2018.
(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,161,856.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of KraneShares CSI China Internet ETF	2.0612% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/4/2018	1,109,712	$61,285,495	$12,190,463
Total return of KraneShares CSI China Internet ETF	2.1575% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/6/2018	998,691	64,967,258	948,790
Total return of KraneShares CSI China Internet ETF	2.1075% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	975,180	55,106,955	9,447,330
					$181,359,708	$22,586,583

Direxion Daily High Yield Bear 2X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 42.4%
Money Market Funds - 42.4%
1,588,502	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)(b)	$1,588,502
	TOTAL SHORT TERM INVESTMENTS (Cost $1,588,502)	$1,588,502

	TOTAL INVESTMENTS (Cost $1,588,502) - 42.4%	$1,588,502
	Other Assets in Excess of Liabilities - 57.6%	2,159,664
	TOTAL NET ASSETS - 100.0%	$3,748,166

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,588,502.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.9575% representing 1 month LIBOR rate + spread	Total return of SPDR® Bloomberg Barclays High Yield Bond ETF	Credit Suisse International	12/17/2018	204,260	$7,504,598	$(12,879)

Direxion Daily MSCI European Financials Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 70.7%
147,216	iShares MSCI Europe Financials ETF	$3,728,981
	TOTAL INVESTMENT COMPANIES (Cost $3,685,130)	$3,728,981

SHORT TERM INVESTMENTS - 9.9%
Money Market Funds - 9.9%
518,271	Dreyfus Government Cash Management, 1.21%(a)	$518,271
2,812	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20%(a)	2,812
	TOTAL SHORT TERM INVESTMENTS (Cost $521,083)(b)	$521,083

	TOTAL INVESTMENTS (Cost $4,206,213) - 80.6%	$4,250,064
	Other Assets in Excess of Liabilities - 19.4%	1,022,019
	TOTAL NET ASSETS - 100.0%	$5,272,083

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $521,083.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Europe Financials ETF	2.0575% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/6/2018	172,758	$4,168,991	$213,082
Total return of iShares MSCI Europe Financials ETF	2.0075% representing 1 month LIBOR rate + spread	Citibank N.A.	12/17/2018	96,298	2,381,780	54,999
					$6,550,771	$268,081

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 98.3%
15,915	iShares Core S&P 500 ETF	$4,522,247
	TOTAL INVESTMENT COMPANIES (Cost $3,906,465)	$4,522,247

SHORT TERM INVESTMENTS - 0.0% (†)
Money Market Funds - 0.0% (†)
44	Dreyfus Government Cash Management, 1.21% (a)(b)	$44
	TOTAL SHORT TERM INVESTMENTS (Cost $44)	$44

	TOTAL INVESTMENTS (Cost $3,906,509) - 98.3%	$4,522,291
	Other Assets in Excess of Liabilities - 1.7%	80,099
	TOTAL NET ASSETS - 100.0%	$4,602,390

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†) Less than 0.05%.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $44.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	2.0378% representing 1 month LIBOR rate + spread	Credit Suisse International	12/18/2018	1,658	$4,707,968	$(26,834)

Direxion Daily Silver Miners Index Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 75.2%
107,759	Global X Silver Miners ETF	$3,481,693
	TOTAL INVESTMENT COMPANIES (Cost $3,811,587)	$3,481,693

SHORT TERM INVESTMENTS - 18.3%
Money Market Funds - 18.3%
845,476	Dreyfus Government Cash Management, 1.21% (a)	$845,476
660	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	660
	TOTAL SHORT TERM INVESTMENTS (Cost $846,136) (b)	$846,136

	TOTAL INVESTMENTS (Cost $4,657,723) - 93.5%	$4,327,829
	Other Assets in Excess of Liabilities - 6.5%	298,915
	TOTAL NET ASSETS - 100.0%	$4,626,744

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $846,136.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Global X Silver Miners ETF	2.1075% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	64,481	$2,016,036	$61,373
Total return of Global X Silver Miners ETF	1.9575% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/17/2018	114,158	3,835,182	(149,625)
					$5,851,218	$(88,252)

Direxion Daily Small Cap Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 86.3%
19,500	iShares Russell 2000 ETF	$3,049,020
	TOTAL INVESTMENT COMPANIES (Cost $2,788,559)	$3,049,020

SHORT TERM INVESTMENTS - 11.1%
Money Market Funds - 11.1%
392,970	Dreyfus Government Cash Management, 1.21% (a)	$392,970
1	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	1
	TOTAL SHORT TERM INVESTMENTS (Cost $392,971) (b)	$392,971

	TOTAL INVESTMENTS (Cost $3,181,530) - 97.4%	$3,441,991
	Other Assets in Excess of Liabilities - 2.6%	90,137
	TOTAL NET ASSETS - 100.0%	$3,532,128

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $392,971.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	1.4575% representing 1 month LIBOR rate + spread	Citibank N.A.	12/7/2018	587	$907,472	$16,657
Total return of Russell 2000® Index	1.7475% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	1,962	2,991,587	96,217
					$3,899,059	$112,874

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 52.1%
214,157	iShares Core S&P Mid-Cap ETF	$41,769,181
	TOTAL INVESTMENT COMPANIES (Cost $39,507,680)	$41,769,181

SHORT TERM INVESTMENTS - 41.3%
Money Market Funds - 41.3%
26,017,341	Dreyfus Government Cash Management, 1.21% (a)	$26,017,341
7,097,008	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	7,097,008
	TOTAL SHORT TERM INVESTMENTS (Cost $33,114,349) (b)	$33,114,349

	TOTAL INVESTMENTS (Cost $72,622,029) - 93.4%	$74,883,530
	Other Assets in Excess of Liabilities - 6.6%	5,290,567
	TOTAL NET ASSETS - 100.0%	$80,174,097

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,114,349.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P MidCap 400® Index	1.9612% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/6/2018	14,915	$28,463,190	$657,262
Total return of S&P MidCap 400® Index	1.8775% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	25,895	49,019,058	1,533,099
Total return of S&P MidCap 400® Index	1.8114% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/17/2018	42,971	85,503,614	(1,550,634)
Total return of S&P MidCap 400® Index	1.8875% representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	17,937	33,841,200	1,173,114
					$196,827,062	$1,812,841

Direxion Daily Mid Cap Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 67.4%
Money Market Funds - 67.4%
897,798	Dreyfus Government Cash Management, 1.21% (a)	$897,798
2,150,584	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	2,150,584
	TOTAL SHORT TERM INVESTMENTS (Cost $3,048,382) (b)	$3,048,382

	TOTAL INVESTMENTS (Cost $3,048,382) 67.4%	$3,048,382
	Other Assets in Excess of Liabilities - 32.6%	1,472,051
	TOTAL NET ASSETS - 100.0%	$4,520,433

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,048,382.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.4575% representing 1 month LIBOR rate + spread	Total return of S&P MidCap 400® Index	Deutsche Bank AG London	12/6/2018	2,180	$4,267,206	$9,091
1.4575% representing 1 month LIBOR rate + spread	Total return of S&P MidCap 400® Index	Credit Suisse International	12/17/2018	3,534	6,697,922	(206,016)
1.4275% representing 1 month LIBOR rate + spread	Total return of S&P MidCap 400® Index	BNP Paribas	1/16/2019	1,226	2,313,058	(81,317)
					$13,278,186	$(278,242)

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 70.1%
3,014,561	SPDR® S&P 500® ETF Trust	$856,587,508
	TOTAL INVESTMENT COMPANIES (Cost $792,664,101)	$856,587,508

SHORT TERM INVESTMENTS - 19.1%
Money Market Funds - 19.1%
195,122,406	Dreyfus Government Cash Management, 1.21% (a)	$195,122,406
38,134,897	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	38,134,897
	TOTAL SHORT TERM INVESTMENTS (Cost $233,257,303) (b)	$233,257,303

	TOTAL INVESTMENTS (Cost $1.025,921,404) - 89.2%	$1,089,844,811
	Other Assets in Excess of Liabilities - 10.8% (c)	132,533,192
	TOTAL NET ASSETS - 100.0%	$1,222,378,003

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $233,257,303.
(c) $10,887,800 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)
January 31, 2018

					Unrealized
		Number of	Notional	Variation Margin	Appreciation/
Reference Entity	Expiration Date	Contracts	Amount	Receivable/Payable, Net	(Depreciation)
E-mini S&P 500 Index	3/16/2018	1,960	$260,014,875	$220,500	$16,908,625

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	1.9775% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/3/2018	148,059	$396,003,170	$21,771,633
Total return of S&P 500® Index	1.9235% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/4/2018	338,917	970,016,750	(12,984,275)
Total return of S&P 500® Index	2.1112% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/4/2018	80,611	212,767,898	14,694,328
Total return of S&P 500® Index	2.0378% representing 1 month LIBOR rate + spread	Credit Suisse International	12/18/2018	242,856	689,153,487	(3,475,796)
Total return of S&P 500® Index	2.0075% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	55,949	148,377,308	9,465,769
Total return of S&P 500® Index	2.0075% representing 1 month LIBOR rate + spread	BNP Paribas	2/20/2019	30,911	87,304,248	(17,457)
					$2,503,622,861	$29,454,202

Direxion Daily S&P 500® Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 4.3%
397,500	Direxion Daily S&P 500® Bear 1X Shares (a)(b)	$11,527,500
	TOTAL INVESTMENT COMPANIES (Cost $15,270,910)	$11,527,500

SHORT TERM INVESTMENTS - 74.2%
Money Market Funds - 74.2%
84,531,252	Dreyfus Government Cash Management, 1.21% (c)	$84,531,252
112,855,773	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (c)	112,855,773
	TOTAL SHORT TERM INVESTMENTS (Cost $197,387,025) (d)	$197,387,025

	TOTAL INVESTMENTS (Cost $212,657,935) - 78.5%	$208,914,525
	Other Assets in Excess of Liabilities - 21.5%	57,283,996
	TOTAL NET ASSETS - 100.0%	$266,198,521

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Affiliate of the Adviser, Rafferty Asset Management, LLC.
(b) Non-income producing security.
(c) Represents annualized seven-day yield at January 31, 2018.
(d) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $197,387,025.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.7075% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Deutsche Bank AG London	12/4/2018	9,408	$25,712,205	$(843,906)
1.9112% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/4/2018	95,776	255,965,419	(14,378,752)
1.7575% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/6/2018	106,250	281,265,753	(18,662,685)
1.7275% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Credit Suisse International	12/17/2018	17,690	47,296,593	(2,638,192)
1.8075% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	BNP Paribas	12/19/2018	40,997	108,724,454	(6,972,368)
1.8075% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	BNP Paribas	1/16/2019	6,106	16,464,428	(768,239)
1.8075% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	BNP Paribas	2/20/2019	2,500	7,054,664	(4,727)
					$742,483,516	$(44,268,869)

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 66.8%
3,236,885	iShares Russell 2000 ETF(a)	$506,119,339
	TOTAL INVESTMENT COMPANIES (Cost $494,522,138)	$506,119,339

SHORT TERM INVESTMENTS - 33.4%
Money Market Funds - 33.4%
140,428,922	Dreyfus Government Cash Management, 1.21% (b)	$140,428,922
112,432,867	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (b)	112,432,867
	TOTAL SHORT TERM INVESTMENTS (Cost $252,861,789) (c)	$252,861,789

	TOTAL INVESTMENTS (Cost $747,383,927) - 100.2%	$758,981,128
	Liabilities in Excess of Other Assets - (0.2)%	(1,499,925)
	TOTAL NET ASSETS - 100.0%	$757,481,203

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) A portion of this security represents a security on loan.
(b) Represents annualized seven-day yield at January 31, 2018.
(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $252,861,789.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	1.4575% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/6/2018	270,123	$407,584,003	$17,731,793
Total return of Russell 2000® Index	1.4375% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/6/2018	153,435	233,407,586	8,180,167
Total return of Russell 2000® Index	1.7112% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/7/2018	222,052	335,778,781	13,801,946
Total return of Russell 2000® Index	1.7075% representing 1 month LIBOR rate + spread	Citibank N.A.	12/10/2018	193,742	304,665,027	322,750
Total return of Russell 2000® Index	1.7475% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	120,142	184,226,133	4,833,809
Total return of Russell 2000® Index	1.4575% representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	162,003	247,933,441	7,093,806
					$1,713,594,971	$51,964,271

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 70.3%
Money Market Funds - 70.3%
160,839,362	Dreyfus Government Cash Management, 1.21% (a)	$160,839,362
149,442,193	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	149,442,193
	TOTAL SHORT TERM INVESTMENTS (Cost $310,281,555) (b)	$310,281,555

	TOTAL INVESTMENTS (Cost $310,281,555) - 70.3%	$310,281,555
	Other Assets in Excess of Liabilities - 29.7%	131,104,138
	TOTAL NET ASSETS - 100.0%	$441,385,693

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $310,281,555.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.2575% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/6/2018	270,000	$407,398,410	$(17,850,465)
1.1575% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Deutsche Bank AG London	12/6/2018	32,838	49,779,431	(1,941,914)
1.5112% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/7/2018	220,968	333,537,358	(14,444,980)
1.4775% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Citibank N.A.	12/10/2018	130,761	207,301,252	1,398,409
1.4575% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Credit Suisse International	12/17/2018	16,178	24,847,516	(624,173)
1.2575% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	BNP Paribas	1/16/2019	170,000	260,223,223	(7,457,423)
					$1,283,087,190	$(40,920,546)

Direxion Daily EURO STOXX 50® Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 74.2%
81,267	SPDR® EURO STOXX 50® ETF	$3,538,365
	TOTAL INVESTMENT COMPANIES (Cost $3,279,578)	$3,538,365

SHORT TERM INVESTMENTS - 25.4%
Money Market Funds - 25.4%
2,019	Dreyfus Government Cash Management, 1.21% (a)	$2,019
1,210,225	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	1,210,225
	TOTAL SHORT TERM INVESTMENTS (Cost $1,212,244) (b)	$1,212,244

	TOTAL INVESTMENTS - (Cost $4,491,822) - 99.6%	$4,750,609
	Other Assets in Excess of Liabilities - 0.4%	20,141
	TOTAL NET ASSETS - 100.0%	$4,770,750

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,212,244.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of SPDR® EURO STOXX 50® ETF	2.0601% representing 1 month LIBOR rate + spread	Credit Suisse International	12/18/2018	247,448	$10,752,548	$15,346

Direxion Daily FTSE China Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 67.8%
5,173,166	iShares China Large-Cap ETF (a)	$272,470,653
	TOTAL INVESTMENT COMPANIES (Cost $250,410,560)	$272,470,653

SHORT TERM INVESTMENTS - 26.0%
Money Market Funds - 26.0%
104,248,961	Dreyfus Government Cash Management, 1.21% (b)	$104,248,961
4	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (b)	4
	TOTAL SHORT TERM INVESTMENTS (Cost $104,248,965) (c)	$104,248,965

	TOTAL INVESTMENTS (Cost $354,659,525) - 93.8%	$376,719,618
	Other Assets in Excess of Liabilities - 6.2%	24,710,949
	TOTAL NET ASSETS - 100.0%	$401,430,567

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan.

(b)  Represents annualized seven-day yield at January 31, 2018.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $104,248,965.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares China Large-Cap ETF	1.0735% representing 1 month LIBOR rate + spread	Citibank N.A.	12/17/2018	3,737,412	$201,820,248	$(4,988,818)
Total return of iShares China Large-Cap ETF	1.2675% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	2,331,637	106,650,294	17,953,247
Total return of iShares China Large-Cap ETF	1.0614% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/17/2018	11,622,876	616,311,675	(4,274,792)
					$924,782,217	$8,689,637

Direxion Daily FTSE China Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS -82.3%
Money Market Funds - 82.3%
26,663,808	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)(b)	$26,663,808
	TOTAL SHORT TERM INVESTMENTS (Cost $26,663,808)	$26,663,808

	TOTAL INVESTMENTS (Cost $26,663,808) - 82.3%	$26,663,808
	Other Assets in Excess of Liabilities -17.7%	5,720,054
	TOTAL NET ASSETS - 100.0%	$32,383,862

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $26,663,808.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.0275% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	Credit Suisse International	12/17/2018	1,844,552	$88,411,241	$(9,543,423)

Direxion Daily FTSE Europe Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 69.9%
1,073,197	Vanguard FTSE Europe ETF	$67,053,349
	TOTAL INVESTMENT COMPANIES (Cost $65,489,101)	$67,053,349

SHORT TERM INVESTMENTS - 22.7%
Money Market Funds - 22.7%
8,505,108	Dreyfus Government Cash Management, 1.21% (a)	$8,505,108
13,278,581	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	13,278,581
	TOTAL SHORT TERM INVESTMENTS (Cost $21,783,689) (b)	$21,783,689

	TOTAL INVESTMENTS (Cost $87,272,790) - 92.7%	$88,837,038
	Other Assets in Excess of Liabilities - 7.3%	7,039,088
	TOTAL NET ASSETS - 100.0%	$95,876,126

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2018.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,783,689.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Vanguard FTSE Europe ETF	1.9075% representing 1 month LIBOR rate + spread	UBS Securities LLC	11/30/2018	808,884	$48,707,487	$1,818,102
Total return of Vanguard FTSE Europe ETF	2.0614% representing 1 month LIBOR rate + spread	Credit Suisse International	12/18/2018	1,902,477	119,881,252	(1,064,060)
Total return of Vanguard FTSE Europe ETF	2.1112% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/26/2018	585,548	34,300,296	2,310,069
Total return of Vanguard FTSE Europe ETF	1.8075% representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	233,427	13,713,836	842,685
					$216,602,871	$3,906,796

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 52.0%
292,190	iShares Latin America 40 ETF	$11,369,113
	TOTAL INVESTMENT COMPANIES (Cost $9,905,857)	$11,369,113
SHORT TERM INVESTMENTS - 35.2%
Money Market Funds - 35.2%
1,923,648	Dreyfus Government Cash Management, 1.21% (a)	$1,923,648
5,787,711	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	5,787,711
	TOTAL SHORT TERM INVESTMENTS (Cost $7,711,359) (b)	$7,711,359

	TOTAL INVESTMENTS (Cost $17,617,216) - 87.2%	$19,080,472
	Other Assets in Excess of Liabilities - 12.8%	2,806,713
	TOTAL NET ASSETS - 100.0%	$21,887,185

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,711,359.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares Latin America 40 ETF	2.2075% representing 1 month LIBOR rate + spread	Citibank N.A.	12/5/2018	290,143	$9,618,240	$1,726,826
Total return of iShares Latin America 40 ETF	1.7678% representing 1 month LIBOR rate + spread	Credit Suisse International	12/18/2018	785,918	30,629,721	(58,041)
Total return of iShares Latin America 40 ETF	1.8075% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	292,684	9,585,401	1,869,823
Total return of iShares Latin America 40 ETF	1.8075% representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	26,604	879,913	158,499
					$50,713,275	$3,697,107

Direxion Daily MSCI Brazil Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 51.0%
1,650,494	iShares MSCI Brazil Capped ETF	$76,896,516
	TOTAL INVESTMENT COMPANIES (Cost $74,273,327)	$76,896,516
SHORT TERM INVESTMENTS - 30.7%
Money Market Funds - 30.7%
5,673,352	Dreyfus Government Cash Management, 1.21% (a)	$5,673,352
40,732,252	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	40,732,252
	TOTAL SHORT TERM INVESTMENTS (Cost $46,405,604) (b)	$46,405,604

	TOTAL INVESTMENTS (Cost $120,678,931) - 81.7%	$123,302,120
	Other Assets in Excess of Liabilities - 18.3%	27,600,052
	TOTAL NET ASSETS - 100.0%	$150,902,172

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $46,405,604.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Brazil Capped ETF	1.9612% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2018	234,911	$9,963,710	$966,660
Total return of iShares MSCI Brazil Capped ETF	2.0575% representing 1 month LIBOR rate + spread	Citibank N.A.	12/7/2018	367,978	15,829,339	1,309,968
Total return of iShares MSCI Brazil Capped ETF	1.8747% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2018	2,453,923	113,710,666	613,273
Total return of iShares MSCI Brazil Capped ETF	1.5575% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	4,558,188	177,648,439	36,170,487
Total return of iShares MSCI Brazil Capped ETF	1.5575% representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	389,848	15,410,691	2,744,897
Total return of iShares MSCI Brazil Capped ETF	1.5575% representing 1 month LIBOR rate + spread	BNP Paribas	2/20/2019	61,588	2,915,543	(46,536)
					$335,478,388	$41,758,749

Direxion Daily MSCI Developed Markets Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 56.0%
288,010	iShares MSCI EAFE ETF	$21,266,659
	TOTAL INVESTMENT COMPANIES (Cost $19,960,798)	$21,266,659

SHORT TERM INVESTMENTS -28.3%
Money Market Funds - 28.3%
10,756,031	Dreyfus Government Cash Management, 1.21% (a)(b)	$10,756,031
	TOTAL SHORT TERM INVESTMENTS (Cost $10,756,031)	$10,756,031

	TOTAL INVESTMENTS (Cost $30,716,829) - 84.3%	$32,022,690
	Other Assets in Excess of Liabilities - 15.7%	5,956,859
	TOTAL NET ASSETS - 100.0%	$37,979,549

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.

(a)    Represents annualized seven-day yield at January 31, 2018.

(b)    All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $10,756,031.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI EAFE ETF	1.7575% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/3/2018	489,790	$34,339,177	$2,090,826
Total return of iShares MSCI EAFE ETF	1.7475% representing 1 month LIBOR rate + spread	Citibank N.A.	12/17/2018	241,515	17,933,199	(108,342)
Total return of iShares MSCI EAFE ETF	2.0275% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	523,735	36,629,086	2,281,087
					$88,901,462	$4,263,571

Direxion Daily MSCI Developed Markets Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 73.4%
Money Market Funds - 73.4%
1,798,659	Dreyfus Government Cash Management, 1.21% (a)	$1,798,659
37,968	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	37,968
	TOTAL SHORT TERM INVESTMENTS (Cost $1,836,627) (b)	$1,836,627

	TOTAL INVESTMENTS (Cost $1,836,627) - 73.4%	$1,836,627
	Other Assets in Excess of Liabilities - 26.6%	664,343
	TOTAL NET ASSETS - 100.0%	$2,500,970

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,836,627.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.5275% representing 1 month LIBOR rate + spread	Total return of iShares MSCI EAFE ETF	Citibank N.A.	12/7/2018	99,183	$6,936,547	$(440,040)
1.6975% representing 1 month LIBOR rate + spread	Total return of iShares MSCI EAFE ETF	Credit Suisse International	12/17/2018	2,428	171,857	(7,160)
					$7,108,404	$(447,200)

Direxion Daily MSCI Emerging Markets Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 68.9%
5,735,978	iShares MSCI Emerging Markets ETF	$292,706,957
	TOTAL INVESTMENT COMPANIES (Cost $270,372,757)	$292,706,957

SHORT TERM INVESTMENTS - 30.5%
Money Market Funds - 30.5%
16,265,353	Dreyfus Government Cash Management, 1.21% (a)	$16,265,353
113,466,601	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	113,466,601
	TOTAL SHORT TERM INVESTMENTS (Cost $129,731,954) (b)	$129,731,954

	TOTAL INVESTMENTS (Cost $400,104,711) - 99.4%	$422,438,911
	Other Assets in Excess of Liabilities - 0.6%	2,360,003
	TOTAL NET ASSETS - 100.0%	$424,798,914

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $129,731,954.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Emerging Markets ETF	1.5669% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2018	2,763,013	$141,935,978	$(976,492)
Total return of iShares MSCI Emerging Markets ETF	1.5669% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2018	117,563	5,947,512	51,469
Total return of iShares MSCI Emerging Markets ETF	1.5669% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2018	115,468	5,893,216	(884)
Total return of iShares MSCI Emerging Markets ETF	1.5675% representing 1 month LIBOR rate + spread	Citibank N.A.	12/17/2018	1,768,065	90,224,357	(3)
Total return of iShares MSCI Emerging Markets ETF	1.5612% representing 1 month LIBOR rate + spread	Credit Suisse International	12/18/2018	9,278,925	473,503,543	—
Total return of iShares MSCI Emerging Markets ETF	1.4175% representing 1 month LIBOR rate + spread	BNP Paribas	2/20/2019	5,194,509	270,530,028	(5,486,191)
					$988,034,634	$(6,412,101)

Direxion Daily MSCI Emerging Markets Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 83.7%
Money Market Funds - 83.7%
24,130,126	Dreyfus Government Cash Management, 1.21% (a)	$24,130,126
39,989,375	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	39,989,375
	TOTAL SHORT TERM INVESTMENTS (Cost $64,119,501)(b)	$64,119,501

	TOTAL INVESTMENTS (Cost $64,119,501) - 83.7%	$64,119,501
	Other Assets in Excess of Liabilities - 16.3%	12,441,368
	TOTAL NET ASSETS - 100.0%	$76,560,869

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $64,119,501.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.2575% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/6/2018	1,421,163	$70,105,228	$(2,607,889)
1.3575% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/7/2018	1,634,197	74,271,566	(9,983,339)
1.2075% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	1/15/2019	33,921	1,644,151	(85,323)
1.2075% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	1/16/2019	1,270,293	58,805,748	(7,549,120)
1.2075% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	2/20/2019	141,429	6,973,883	(239,734)
					$211,800,576	$(20,465,405)

Direxion Daily MSCI India Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 33.2%
943,430	iShares MSCI India ETF	$35,142,768
	TOTAL INVESTMENT COMPANIES (Cost $32,396,781)	$35,142,768

SHORT TERM INVESTMENTS - 33.8%
Money Market Funds - 33.8%
27,349,821	Dreyfus Government Cash Management, 1.21%(a)	$27,349,821
8,423,876	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20%(a)	8,423,876
	TOTAL SHORT TERM INVESTMENTS (Cost $35,773,697)(b)	$35,773,697

	TOTAL INVESTMENTS (Cost $68,170,478) - 67.0%	$70,916,465
	Other Assets in Excess of Liabilities - 33.0%	34,988,326
	TOTAL NET ASSETS - 100.0%	$105,904,791

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,773,697.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI India ETF	2.1075% representing 1 month LIBOR rate + spread	UBS Securities LLC	11/30/2018	1,575,465	$55,733,252	$3,143,665
Total return of iShares MSCI India ETF	1.9575% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/3/2018	3,981,134	138,463,841	10,449,181
Total return of iShares MSCI India ETF	2.2075% representing 1 month LIBOR rate + spread	Citibank NA	12/7/2018	2,029,233	75,893,115	(368,628)
					$270,090,208	$13,224,218

Direxion Daily MSCI Japan Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 56.9%
321,147	iShares MSCI Japan ETF	$20,212,992
	TOTAL INVESTMENT COMPANIES (Cost $19,132,688)	$20,212,992

SHORT TERM INVESTMENTS - 23.8%
Money Market Funds - 23.8%
3,224,054	Dreyfus Government Cash Management, 1.21% (a)	$3,224,054
5,232,060	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	5,232,060
	TOTAL SHORT TERM INVESTMENTS (Cost $8,456,114) (b)	$8,456,114

	TOTAL INVESTMENTS (Cost $27,588,802) - 80.7%	$28,669,106
	Other Assets in Excess of Liabilities - 19.3%	6,837,842
	TOTAL NET ASSETS - 100.0%	$35,506,948

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,456,114.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Japan ETF	1.7575% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/5/2018	248,308	$15,154,650	$507,261
Total return of iShares MSCI Japan ETF	1.8575% representing 1 month LIBOR rate + spread	Credit Suisse International	12/18/2018	1,122,981	70,023,576	572,970
					$85,178,226	$1,080,231

Direxion Daily MSCI Mexico Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 64.1%
199,430	iShares MSCI Mexico ETF	$10,591,727
	TOTAL INVESTMENT COMPANIES (Cost $10,715,111)	$10,591,727
SHORT TERM INVESTMENTS - 15.1%
Money Market Funds - 15.1%
1,774,043	Dreyfus Government Cash Management, 1.21% (a)	$1,774,043
730,000	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	730,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,504,043) (b)	$2,504,043

	TOTAL INVESTMENTS (Cost $13,219,154) - 79.2%	$13,095,770
	Other Assets in Excess of Liabilities - 20.8%	3,431,724
	TOTAL NET ASSETS - 100.0%	$16,527,494

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,504,043.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of MSCI Mexico IMI 25/50 Index	1.4614% representing 1 month LIBOR rate + spread	UBS Securities LLC	11/30/2018	592,964	$31,942,403	$(456,622)
Total return of MSCI Mexico IMI 25/50 Index	1.8113% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	2/25/2019	141,194	7,429,606	64,351
					$39,372,009	$(392,271)

Direxion Daily MSCI South Korea Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 52.5%
141,664	iShares MSCI South Korea Capped ETF	$11,083,791
	TOTAL INVESTMENT COMPANIES (Cost $10,781,755)	$11,083,791

SHORT TERM INVESTMENTS - 34.0%
Money Market Funds - 34.0%
2,576,028	Dreyfus Government Cash Management, 1.21% (a)	$2,576,028
4,607,558	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	4,607,558
	TOTAL SHORT TERM INVESTMENTS (Cost $7,183,586) (b)	$7,183,586

	TOTAL INVESTMENTS (Cost $17,965,341) - 86.5%	$18,267,377
	Assets in Excess of Liabilities - 13.5%	2,841,623
	TOTAL NET ASSETS - 100.0%	$21,109,000

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,183,586.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI South Korea Capped ETF	2.0678% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/17/2018	431,021	$33,763,446	$(51,484)
Total return of iShares MSCI South Korea Capped ETF	1.8075% representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	236,714	17,031,572	1,454,160
					$50,795,018	$1,402,676

Direxion Daily Russia Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 60.2%
4,371,996	VanEck VectorsTM Russia ETF	$102,698,186
	TOTAL INVESTMENT COMPANIES (Cost $97,474,713)	$102,698,186

SHORT TERM INVESTMENTS - 34.2%
Money Market Funds - 34.2%
43,917,069	Dreyfus Government Cash Management, 1.21% (a)	$43,917,069
14,510,895	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	14,510,895
	TOTAL SHORT TERM INVESTMENTS (Cost $58,427,964) (b)	$58,427,964

	TOTAL INVESTMENTS (Cost $155,902,677) - 94.4%	$161,126,150
	Other Assets in Excess of Liabilities - 5.6%	9,560,909
	TOTAL NET ASSETS - 100.0%	$170,687,059

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $58,427,964.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck VectorsTM Russia ETF	2.0612% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/6/2018	2,014,485	$47,320,253	$106
Total return of iShares MSCI Russia Capped ETF	2.3112% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/6/2018	2,050,000	77,018,500	176
Total return of VanEck VectorsTM Russia ETF	1.9575% representing 1 month LIBOR rate + spread	Citibank N.A.	12/17/2018	1,915,693	44,999,629	—
Total return of VanEck VectorsTM Russia ETF	2.0175% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	3,885,949	91,280,942	(13)
Total return of VanEck VectorsTM Russia ETF	2.0175% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/17/2018	4,250,543	99,304,268	467,033
Total return of VanEck VectorsTM Russia ETF	1.7775% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	2,081,840	46,008,664	4,686,583
					$405,932,256	$5,153,885

Direxion Daily Russia Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018
Shares		Fair Value
SHORT TERM INVESTMENTS - 95.4%
Money Market Funds - 95.4%
8,905,465	Dreyfus Government Cash Management, 1.21%(a)	$8,905,465
10,852,693	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20%(a)	10,852,693
	TOTAL SHORT TERM INVESTMENTS (Cost $19,758,158)(b)	$19,758,158

	TOTAL INVESTMENTS (Cost $19,758,158) - 95.4%	$19,758,158
	Other Assets in Excess of Liabilities - 4.6%	946,643
	TOTAL NET ASSETS - 100.0%	$20,704,801

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,758,158.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.4575% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	Deutsche Bank AG London	12/5/2018	287,670	$6,677,350	$(77,553)
1.5275% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	Citibank N.A.	12/10/2018	1,000,000	21,570,000	(2,786,375)
1.6275% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	Credit Suisse International	12/17/2018	356,668	7,961,691	(573,218)
1.4275% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	BNP Paribas	12/19/2018	1,000,000	22,100,000	(2,261,701)
					$58,309,041	$(5,698,847)

Direxion Daily Aerospace & Defense Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
COMMON STOCKS - 72.5%
Administrative and Support Services - 0.7%
11,584	ManTech International Corp.	$603,179
Computer and Electronic Product Manufacturing - 15.8%
25,297	Aerojet Rocketdyne Holdings, Inc. (a)	695,668
10,428	Cubic Corp.	605,345
13,061	Engility Holdings, Inc. (a)	341,676
10,038	L3 Technologies, Inc.	2,132,674
15,583	Mercury Systems, Inc. (a)	748,296
11,916	Northrop Grumman Corp.	4,057,755
10,529	Orbital ATK, Inc.	1,388,775
19,547	Raytheon Co.	4,084,150
		14,054,339
Electrical Equipment, Appliance, and Component Manufacturing - 0.7%
24,115	Axon Enterprise, Inc. (a)(b)	638,083
Fabricated Metal Product Manufacturing - 2.4%
31,787	American Outdoor Brands Corp. (a)(b)	379,219
20,352	BWX Technologies, Inc.	1,291,131
9,176	Sturm, Ruger & Co, Inc. (b)	485,869
		2,156,219
Machinery Manufacturing - 0.8%
9,979	Esterline Technologies Corp. (a)	733,955
Merchant Wholesalers, Durable Goods - 3.4%
19,487	Hexcel Corp.	1,331,937
7,008	Huntington Ingalls Industries, Inc.	1,664,680
		2,996,617
Miscellaneous Manufacturing - 2.3%
35,045	Textron, Inc.	2,056,090
Primary Metal Manufacturing - 2.3%
66,641	Arconic, Inc.	2,003,228
Professional, Scientific, and Technical Services - 1.5%
7,082	Teledyne Technologies, Inc. (a)	1,352,095
Transportation Equipment Manufacturing - 42.6%
14,134	AAR Corp.	572,003
10,142	AeroVironment, Inc. (a)	520,893
11,469	Astronics Corp. (a)	511,517
21,957	Boeing Co.	7,780,902
9,608	Curtiss-Wright Corp.	1,255,381
18,417	General Dynamics Corp.	4,097,414
15,817	HEICO Corp.	1,041,550
10,907	HEICO Corp. Class A	876,050
15,031	KLX, Inc. (a)	1,062,091
47,006	Kratos Defense & Security Solutions, Inc. (a)	536,339
13,937	Lockheed Martin Corp.	4,945,544
9,919	Moog, Inc. Class A (a)	893,305
7,015	RBC Bearings, Inc. (a)	883,890
17,452	Rockwell Collins, Inc.	2,416,928
18,712	Spirit AeroSystems Holdings, Inc.	1,915,360
6,663	TransDigm Group, Inc.	2,111,571
22,093	Triumph Group, Inc.	644,011
38,525	United Technologies Corp.	5,316,835
47,978	Wesco Aircraft Holdings, Inc. (a)	343,044
		37,724,628
	TOTAL COMMON STOCKS
	(Cost $59,397,138)	$64,318,433
SHORT TERM INVESTMENTS - 20.7%
Money Market Funds - 20.7%
8,511,444	Dreyfus Government Cash Management, 1.21% (c)	$8,511,444
9,862,657	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (c)	9,862,657
	TOTAL SHORT TERM INVESTMENTS (Cost $18,374,101) (d)	$18,374,101

	TOTAL INVESTMENTS - (Cost $77,771,239) - 93.2%	$82,692,534
	Other Assets in Excess of Liabilities - 6.8%	6,014,997
	TOTAL NET ASSETS - 100.0%	$88,707,531

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

(b)	A portion of this security represents a security on loan.

(c)	Represents annualized seven-day yield at January 31, 2018.

(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,374,101.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	2.0075% representing 1 month LIBOR rate + spread	Citibank N.A.	12/6/2018	1,842	$42,511,862	$4,065,322
Total return of Dow Jones U.S. Select Aerospace & Defense Index	1.9235% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	5,677	144,408,408	(626,021)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	2.0575% representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	447	10,467,931	839,074
					$197,388,201	$4,278,375

Direxion Daily Energy Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 69.6%
4,516,833	Energy Select Sector SPDR® Fund	$338,084,950
	TOTAL INVESTMENT COMPANIES (Cost $335,087,554)	$338,084,950

SHORT TERM INVESTMENTS - 28.5%
Money Market Funds - 28.5%
96,649,674	Dreyfus Government Cash Management, 1.21%(a)	$96,649,674
42,029,805	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20%(a)	42,029,805
	TOTAL SHORT TERM INVESTMENTS (Cost $138,679,479)(b)	$138,679,479

	TOTAL INVESTMENTS (Cost $473,767,033) - 98.1%	$476,764,429
	Other Assets in Excess of Liabilities - 1.9%	9,247,147
	TOTAL NET ASSETS - 100.0%	$486,011,576

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $138,679,479.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Energy Select Sector Index	2.0112% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2018	300,000	$210,126,000	$16,333,990
Total return of Energy Select Sector Index	1.9575% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/4/2018	400,000	280,168,000	21,807,416
Total return of Energy Select Sector Index	2.0575% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/4/2018	205,215	146,074,993	8,799,763
Total return of Energy Select Sector Index	2.0075% representing 1 month LIBOR rate + spread	Citibank N.A.	12/5/2018	315,000	220,509,450	17,287,374
Total return of Energy Select Sector Index	1.8875% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	261,847	200,525,685	(2,707,519)
					$1,057,404,128	$61,521,024

Direxion Daily Energy Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 74.0%
Money Market Funds - 74.0%
4,524,968	Dreyfus Government Cash Management, 1.21%(a)	$4,524,968
27,306,553	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20%(a)	27,306,553
	TOTAL SHORT TERM INVESTMENTS (Cost $31,831,521)(b)	$31,831,521

	TOTAL INVESTMENTS (Cost $31,831,521) - 74.0%	$31,831,521
	Other Assets in Excess of Liabilities - 26.0%	11,192,602
	TOTAL NET ASSETS - 100.0%	$43,024,123

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,831,521.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.8375% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	Deutsche Bank AG London	12/4/2018	27,077	$20,147,335	$(303,465)
1.6575% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	Credit Suisse International	12/17/2018	143,714	105,405,652	(3,118,111)
					$125,552,987	$(3,421,576)

Direxion Daily Financial Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
COMMON STOCKS - 66.5%
Accommodation - 0.2%
181,561	Host Hotels & Resorts, Inc.	$3,769,206
35,724	Park Hotels & Resorts, Inc.	1,032,781
		4,801,987
Administrative and Support Services - 5.0%
29,125	Broadridge Financial Solutions, Inc.	2,807,941
133,754	Colony NorthStar, Inc.	1,201,111
29,258	CoreCivic, Inc.	679,078
29,614	Equifax, Inc.	3,699,677
68,824	Iron Mountain, Inc.	2,410,905
41,354	Moody’s Corp.	6,690,664
64,874	Navient Corp.	924,454
281,971	PayPal Holdings, Inc. (a)	24,057,766
45,110	Total System Services, Inc.	4,008,475
39,173	TransUnion (a)	2,325,309
453,297	Visa, Inc. Class A	56,313,086
		105,118,466
Amusement, Gambling, and Recreation Industries - 0.2%
37,750	Global Payments, Inc.	4,219,695
Credit Intermediation and Related Activities - 27.6%
110,290	Ally Financial, Inc.	3,283,333
179,520	American Express Co.	17,844,288
36,764	Ameriprise Financial, Inc.	6,202,087
37,624	Associated Banc-Corp	931,194
2,415,923	Bank of America Corp.	77,309,536
10,468	Bank of Hawaii Corp.	875,858
247,236	Bank of New York Mellon Corp.	14,018,281
29,917	Bank of the Ozarks, Inc.	1,494,354
25,877	BankUnited, Inc.	1,061,992
196,132	BB&T Corp.	10,824,525
6,198	BOK Financial Corp.	599,285
119,758	Capital One Financial Corp.	12,450,042
32,592	CIT Group, Inc.	1,652,088
659,113	Citigroup, Inc.	51,727,188
122,507	Citizens Financial Group, Inc.	5,623,071
43,108	Comerica, Inc.	4,104,744
22,227	Commerce Bancshares, Inc.	1,300,502
2,783	Credit Acceptance Corp. (a)(b)	917,583
90,116	Discover Financial Services	7,191,257
35,733	East West Bancorp, Inc.	2,355,162
12,470	Euronet Worldwide, Inc. (a)	1,170,559
79,817	F.N.B. Corp.	1,145,374
81,773	Fidelity National Information Services, Inc.	8,370,284
175,722	Fifth Third Bancorp	5,816,398
13,205	First Hawaiian, Inc.	381,625
72,358	First Horizon National Corp.	1,437,030
39,850	First Republic Bank	3,568,568
22,166	FleetCor Technologies, Inc. (a)	4,710,275
268,714	Huntington Bancshares, Inc.	4,347,793
860,550	JPMorgan Chase & Co.	99,539,819
266,502	KeyCorp	5,703,143
35,203	M&T Bank Corp.	6,716,028
234,655	MasterCard, Inc. Class A	39,656,695
118,224	New York Community Bancorp, Inc.	1,674,052
51,996	Northern Trust Corp.	5,479,858
15,726	OneMain Holdings, Inc. (a)	514,397
31,608	PacWest Bancorp	1,657,207
85,104	People’s United Financial, Inc.	1,673,996
17,604	Pinnacle Financial Partners, Inc.	1,114,333
120,504	PNC Financial Services Group, Inc.	19,042,042
25,012	Popular, Inc.	1,016,488
16,488	Prosperity Bancshares, Inc.	1,249,790
288,648	Regions Financial Corp.	5,550,701
36,708	Santander Consumer USA Holdings, Inc.	633,213
13,431	Signature Bank (a)	2,068,374
107,121	SLM Corp. (a)	1,225,464
93,217	State Street Corp.	10,269,717
118,442	SunTrust Banks, Inc.	8,373,849
13,038	SVB Financial Group (a)	3,214,519
195,212	Synchrony Financial	7,746,012
29,400	Synovus Financial Corp.	1,481,466
39,453	TCF Financial Corp.	846,267
13,056	TFS Financial Corp.	190,879
388,208	U.S. Bancorp	22,182,205
22,764	Webster Financial Corp.	1,288,898
1,102,768	Wells Fargo & Co.	72,540,079
24,219	Western Alliance Bancorp (a)	1,420,687

114,299	Western Union Co.	2,376,276
49,105	Zions Bancorp	2,653,143
		581,813,873
Data Processing, Hosting and Related Services - 0.6%
20,425	CoreLogic, Inc. (a)	967,328
9,179	Dun & Bradstreet Corp.	1,135,718
118,058	First Data Corp. (a)	2,089,626
52,749	Fiserv, Inc. (a)	7,429,169
9,737	WEX, Inc. (a)	1,507,385
		13,129,226
Forestry and Logging - 0.1%
31,952	Rayonier, Inc.	1,037,162
Funds, Trusts, and Other Financial Vehicles - 0.1%
97,200	AGNC Investment Corp.	1,826,388
46,550	Chimera Investment Corp.	790,885
		2,617,273
Insurance Carriers and Related Activities - 13.7%
96,673	Aflac, Inc.	8,526,559
3,690	Alleghany Corp. (a)	2,316,213
90,663	Allstate Corp.	8,954,785
17,460	American Financial Group, Inc.	1,978,916
224,240	American International Group, Inc.	14,333,421
1,836	American National Insurance Co.	232,052
61,801	Aon PLC	8,786,248
30,442	Arch Capital Group Ltd. (a)	2,768,396
44,220	Arthur J. Gallagher & Co.	3,021,110
14,767	Aspen Insurance Holdings Ltd.	551,547
13,336	Assurant, Inc.	1,219,977
28,786	Assured Guaranty Ltd.	1,024,494
26,693	Athene Holding Ltd. (a)	1,338,921
20,359	Axis Capital Holdings Ltd.	1,028,740
479,313	Berkshire Hathaway, Inc. Class B (a)	102,755,121
20,726	Brighthouse Financial, Inc. (a)	1,331,853
29,153	Brown & Brown, Inc.	1,529,949
115,824	Chubb Limited	18,085,918
38,258	Cincinnati Financial Corp.	2,942,040
6,715	CNA Financial Corp.	363,684
6,140	Erie Indemnity Co. Class A	729,186
10,095	Everest Re Group Ltd.	2,319,831
26,719	First American Financial Corp.	1,578,291
10,543	Hanover Insurance Group, Inc.	1,192,940
88,222	Hartford Financial Services Group, Inc.	5,183,925
54,355	Lincoln National Corp.	4,500,594
69,218	Loews Corp.	3,575,110
3,392	Markel Corp. (a)	3,892,965
128,010	Marsh & McLennan Companies, Inc.	10,691,395
6,783	Mercury General Corp.	332,028
225,249	MetLife, Inc.	10,827,719
60,593	Old Republic International Corp.	1,302,144
66,316	Principal Financial Group, Inc.	4,482,962
13,045	ProAssurance Corp.	713,562
144,208	Progressive Corp.	7,801,653
106,798	Prudential Financial, Inc.	12,689,738
15,954	Reinsurance Group of America, Inc.	2,499,194
9,946	RenaissanceRe Holdings Ltd.	1,264,534
28,682	Torchmark Corp.	2,605,760
68,656	Travelers Companies, Inc.	10,292,908
56,135	Unum Group	2,985,821
19,179	Validus Holdings Ltd.	1,298,418
44,734	Voya Financial, Inc.	2,322,142
23,656	W.R. Berkley Corp.	1,726,415
887	White Mountains Insurance Group Ltd.	744,991
31,471	Willis Towers Watson PLC	5,050,151
62,576	XL Group Ltd.	2,305,300
		287,999,621
Management of Companies and Enterprises - 0.1%
13,975	Cullen/Frost Bankers, Inc.	1,487,080
Professional, Scientific, and Technical Services - 0.6%
12,072	Alliance Data Systems Corp.	3,098,400
30,261	Extra Space Storage, Inc.	2,526,188
9,576	FactSet Research System, Inc.	1,921,807
19,239	Jack Henry & Associates, Inc.	2,398,334
20,590	Lamar Advertising Co.	1,482,480
21,931	LPL Investment Holdings, Inc.	1,308,403
34,405	Outfront Media, Inc.	770,672
		13,506,284
Publishing Industries (except Internet) - 0.1%
60,422	Square, Inc. (a)(b)	2,834,396
Real Estate - 8.9%
23,526	Alexandria Real Estate Equities, Inc.	3,051,322
33,822	American Campus Communities, Inc.	1,300,794
59,618	American Homes 4 Rent	1,239,458
105,141	American Tower Corp.	15,529,326

284,208	Annaly Capital Management, Inc.	2,995,552
38,795	Apartment Investment & Management Co. Class A	1,623,183
52,167	Apple Hospitality REIT, Inc.	1,016,735
34,253	AvalonBay Communities, Inc.	5,836,711
38,311	Boston Properties, Inc.	4,739,454
42,910	Brandywine Realty Trust	769,805
75,875	Brixmor Property Group, Inc.	1,231,451
22,582	Camden Property Trust	1,954,698
73,039	CBRE Group, Inc. Class A (a)	3,337,152
29,756	Columbia Property Trust, Inc.	651,359
8,421	CoreSite Realty Corp.	912,163
24,738	Corporate Office Properties Trust	675,347
44,730	CubeSmart	1,231,417
23,189	DCT Industrial Trust, Inc.	1,372,557
76,846	DDR Corp.	623,990
50,801	Digital Realty Trust, Inc.	5,687,172
39,542	Douglas Emmett, Inc.	1,529,089
88,391	Duke Realty Corp.	2,334,406
31,985	Empire State Realty Trust, Inc.	625,307
15,591	EPR Properties	920,804
29,929	Equity Commonwealth (a)	895,176
20,219	Equity Lifestyle Properties, Inc.	1,745,304
88,696	Equity Residential	5,464,561
16,247	Essex Property Trust, Inc.	3,785,226
17,881	Federal Realty Investment Trust	2,160,025
62,621	Forest City Realty Trust, Inc.	1,469,715
49,909	Gaming & Leisure Properties, Inc.	1,818,684
153,242	GGP, Inc.	3,529,163
116,769	HCP, Inc.	2,811,798
50,372	Healthcare Trust of America, Inc. Class A	1,390,771
25,277	Highwoods Properties, Inc.	1,210,263
40,335	Hospitality Properties Trust	1,145,917
9,087	Howard Hughes Corp. (a)	1,144,599
38,811	Hudson Pacific Properties, Inc.	1,240,788
72,828	Invitation Homes, Inc.	1,637,902
21,395	JBG SMITH Properties (a)	722,081
11,220	Jones Lang LaSalle, Inc.	1,754,247
23,974	Kilroy Realty Corp.	1,709,826
102,659	Kimco Realty Corp.	1,633,305
36,562	Liberty Property Trust	1,514,032
11,374	Life Storage, Inc.	945,179
34,009	Macerich Co.	2,195,961
89,959	Medical Properties Trust, Inc.	1,176,664
98,027	MFA Financial, Inc.	701,873
28,166	Mid-America Apartment Communities, Inc.	2,686,191
37,656	National Retail Properties, Inc.	1,494,190
82,331	New Residential Investment Corp.	1,423,503
48,344	Omega Healthcare Investors, Inc. (b)	1,307,222
51,141	Paramount Group, Inc.	768,649
35,986	Piedmont Office Realty Trust, Inc. Class A	702,447
131,163	Prologis, Inc.	8,540,023
36,815	Public Storage	7,206,904
32,965	Realogy Holdings Corp.	906,867
70,103	Realty Income Corp.	3,728,779
37,065	Regency Centers Corp.	2,331,759
56,434	Retail Properties of America, Inc. Class A	680,030
58,475	Senior Housing Properties Trust	1,013,372
77,376	Simon Property Group, Inc.	12,640,917
23,978	SL Green Realty Corp.	2,410,269
113,261	Spirit Realty Capital, Inc.	925,342
63,366	Starwood Property Trust, Inc.	1,292,033
19,072	Sun Communities, Inc.	1,694,356
22,885	Tanger Factory Outlet Centers, Inc. (b)	576,244
14,659	Taubman Centers, Inc.	903,727
43,022	Two Harbors Investment Corp.	634,575
65,976	UDR, Inc.	2,410,103
41,125	UNITI GROUP, Inc. (b)	651,009
88,223	Ventas, Inc.	4,937,841
242,866	VEREIT, Inc.	1,748,635
42,768	Vornado Realty Trust	3,065,610
29,829	Weingarten Realty Investors	881,447
91,206	Welltower, Inc.	5,469,624
185,676	Weyerhaeuser Co.	6,970,277
26,226	WP Carey Inc.	1,699,707
13,421	Zillow Group, Inc. Class A (a)	601,127
26,845	Zillow Group, Inc. Class C (a)	1,193,529
		188,488,620
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 7.9%
13,780	Affiliated Managers Group	2,750,901
57,724	BGC PARTNERS, Inc.	826,030
30,970	BlackRock, Inc.	17,398,946
27,432	CBOE Holdings, Inc.	3,686,587
294,982	Charles Schwab Corp.	15,734,340

84,369	CME Group, Inc.	12,948,954
67,170	E*TRADE Financial Corp. (a)	3,539,859
27,815	Eaton Vance Corp.	1,607,707
23,591	Federated Investors, Inc. Class B	818,136
65,102	FNF Group	2,537,676
83,219	Franklin Resources, Inc.	3,529,318
87,616	Goldman Sachs Group, Inc.	23,471,450
17,231	Interactive Brokers Group, Inc. Class A	1,102,612
145,557	IntercontinentalExchange, Inc.	10,747,929
99,895	Invesco Ltd. (b)	3,609,206
29,173	Lazard Ltd. Class A	1,708,663
20,437	Legg Mason, Inc.	871,025
9,116	MarketAxess Holdings, Inc.	1,788,650
321,341	Morgan Stanley	18,171,834
4,704	Morningstar, Inc.	452,148
22,097	MSCI, Inc. Class A	3,076,565
28,343	NASDAQ OMX Group, Inc.	2,293,232
31,956	Raymond James Financial, Inc.	3,080,239
64,202	S&P Global, Inc.	11,626,982
33,287	SEI Investments Co.	2,501,518
42,372	Store Capital Corp.	1,038,537
58,580	T. Rowe Price Group, Inc.	6,539,285
63,107	TD Ameritrade Holding Corp.	3,520,740
71,202	Worldpay, Inc. (a)	5,718,233
		166,697,302
Telecommunications - 1.3%
100,050	Crown Castle International Corp.	11,282,639
22,407	CyrusOne, Inc.	1,292,660
19,328	Equinix, Inc.	8,797,912
29,862	SBA Communications Corp. (a)	5,210,919
		26,584,130
Wood Product Manufacturing - 0.1%
80,414	Leucadia National Corp.	2,176,807
	TOTAL COMMON STOCKS (Cost $1,276,760,456)	1,402,511,922

SHORT TERM INVESTMENTS - 33.6%
Money Market Funds - 33.6%
380,488,904	Dreyfus Government Cash Management, 1.21%(c)	$380,488,904
327,695,446	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20%(c)	327,695,446
	TOTAL SHORT TERM INVESTMENTS (Cost $708,184,350) (d)	$708,184,350

	TOTAL INVESTMENTS (Cost $1,984,944,806) - 100.1%	$2,110,696,272
	Liabilities in Excess of Other Assets - (0.1%)	(2,035,423)
	TOTAL NET ASSETS - 100.0%	$2,108,660,849

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at January 31, 2018.

(d) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $708,184,350.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 1000® Financial Services Index	2.1269% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2018	703,084	$1,329,324,434	$(8,082,372)
Total return of Russell 1000® Financial Services Index	2.1747% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/14/2018	596,181	1,126,845,881	(6,347,711)
Total return of Russell 1000® Financial Services Index	2.2247% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/14/2018	365,519	690,870,021	(3,893,705)
Total return of Russell 1000® Financial Services Index	2.1747% representing 1 month LIBOR rate + spread	Citibank N.A.	12/17/2018	436,947	825,876,583	(4,652,301)
Total return of Russell 1000® Financial Services Index	2.1247% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	205,723	388,838,483	(2,189,312)
Total return of Russell 1000® Financial Services Index	2.1247% representing 1 month LIBOR rate + spread	Credit Suisse International	12/18/2018	43,276	81,343,597	(16,265)
Total return of Russell 1000® Financial Services Index	1.9575% representing 1 month LIBOR rate + spread	BNP Paribas	2/20/2019	269,170	512,367,248	(6,473,791)
					$4,955,466,247	$(31,655,457)

Direxion Daily Financial Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 73.9%
Money Market Funds - 73.9%
49	Dreyfus Government Cash Management, 1.21%(a)	$49
96,682,898	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20%(a)	96,682,898
	TOTAL SHORT TERM INVESTMENTS (Cost $96,682,947)(b)	$96,682,947

	TOTAL INVESTMENTS (Cost $96,682,947) - 73.9%	$96,682,947
	Other Assets in Excess of Liabilities - 26.1%	34,111,669
	TOTAL NET ASSETS - 100.0%	$130,794,616

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $96,682,947.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.7075% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	UBS Securities LLC	12/3/2018	103,079	$185,057,341	$(8,702,178)
1.4775% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	BNP Paribas	1/15/2019	2,294	4,104,436	(205,600)
1.4775% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	BNP Paribas	1/16/2019	99,319	177,142,337	(9,593,650)
1.4775% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	BNP Paribas	2/20/2019	4,106	7,574,929	(139,557)
					$373,879,043	$(18,640,985)

Direxion Daily Gold Miners Index Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 43.3%
22,079,045	VanEck Vectors™ Gold Miners ETF	$524,377,319
	TOTAL INVESTMENT COMPANIES (Cost $529,930,278)	$524,377,319

SHORT TERM INVESTMENTS - 36.5%
Money Market Funds - 36.5%
154,504,558	Dreyfus Government Cash Management, 1.21% (a)	$154,504,558
230,969,806	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	230,969,806
56,434,309	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.21% (a)	56,434,309
	TOTAL SHORT TERM INVESTMENTS (Cost $441,908,673) (b)	$441,908,673

	TOTAL INVESTMENTS (Cost $971,838,951) - 79.8%	$966,285,992
	Other Assets in Excess of Liabilities - 20.2% (c)	244,996,122
	TOTAL NET ASSETS - 100.0%	$1,211,282,114

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $441,908,673.

(c) Includes $22,116,064 cash segregated as collateral for swap contracts at January 31, 2018.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck Vectors™ Gold Miners ETF	2.3447% representing 1 month LIBOR rate + spread	UBS Securities LLC	11/30/2018	11,623,430	$272,569,434	$3,470,143
Total return of Solactive Custom Gold Miners Index	2.5075% representing 1 month LIBOR rate + spread	UBS Securities LLC	11/30/2018	1,500,000	27,105,000	1,741,429
Total return of iShares MSCI Global Gold Miners ETF	2.5075% representing 1 month LIBOR rate + spread	UBS Securities LLC	11/30/2018	700,000	425,159,000	16,684,557
Total return of Solactive Custom Gold Miners Index	2.4775% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/4/2018	650,000	393,802,500	16,542,915
Total return of iShares MSCI Global Gold Miners ETF	2.4775% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/4/2018	1,950,000	35,178,000	2,332,836
Total return of VanEck Vectors™ Gold Miners ETF	2.3112% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/4/2018	2,000,000	35,580,000	2,912,506
Total return of Solactive Custom Gold Miners Index	2.3575% representing 1 month LIBOR rate + spread	Citibank N.A.	12/5/2018	1,500,000	26,685,000	2,177,726
Total return of Solactive Custom Gold Miners Index	1.6075% representing 1 month LIBOR rate + spread	Morgan Stanley Capital Services	12/11/2018	420,000	250,777,800	14,749,060
Total return of VanEck Vectors™ Gold Miners ETF	2.2475% representing 1 month LIBOR rate + spread	BNP Paribas	12/13/2018	4,180,469	98,031,998	1,248,376
Total return of VanEck Vectors™ Gold Miners ETF	2.3097% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/14/2018	14,164,233	332,437,538	3,942,748
Total return of iShares MSCI Global Gold Miners ETF	1.9497% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	9,112,763	213,694,292	2,722,735
Total return of VanEck Vectors™ Gold Miners ETF	2.2075% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	2,100,000	37,884,000	2,529,288
Total return of Solactive Custom Gold Miners Index	2.1575% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	670,000	405,919,500	17,267,193
Total return of iShares MSCI Global Gold Miners ETF	2.1097% representing 1 month LIBOR rate + spread	Citibank N.A.	12/17/2018	12,813,743	300,482,273	3,827,581
Total return of iShares MSCI Global Gold Miners ETF	2.2797% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/27/2018	6,635,590	155,604,586	1,981,424
					$3,010,910,921	$94,130,517

Direxion Daily Gold Miners Index Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 75.6%
Money Market Funds - 75.6%
187,942,471	Dreyfus Government Cash Management, 1.21% (a)	$187,942,471
132,057,001	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	132,057,001
	TOTAL SHORT TERM INVESTMENTS (Cost $319,999,472) (b)	$319,999,472

	TOTAL INVESTMENTS (Cost $319,999,472) - 75.6%	$319,999,472
	Other Assets in Excess of Liabilities - 24.4%	103,009,989
	TOTAL NET ASSETS - 100.0%	$423,009,461

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $319,999,472.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.7575% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors™ Gold Miners ETF	UBS Securities LLC	11/30/2018	9,623,156	$225,555,992	$(3,159,420)
1.7375% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors™ Gold Miners ETF	Deutsche Bank AG London	12/5/2018	11,171,685	264,873,100	(511,629)
1.5612% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors™ Gold Miners ETF	Bank of America Merrill Lynch	12/6/2018	6,631,495	145,693,945	(12,621,461)
1.8375% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors™ Gold Miners ETF	Citibank N.A.	12/7/2018	12,721,973	281,848,210	(21,130,717)
1.7275% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors™ Gold Miners ETF	Credit Suisse International	12/17/2018	9,108,337	206,278,301	(10,937,482)
1.8975% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors™ Gold Miners ETF	BNP Paribas	12/19/2018	3,349,820	73,930,527	(6,035,114)
1.8975% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors™ Gold Miners ETF	BNP Paribas	2/20/2019	830,000	19,648,504	(61,925)
					$1,217,828,579	$(54,457,748)

Direxion Daily Healthcare Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 60.5%
1,306,345	Health Care Select Sector SPDR® Fund	$115,088,994
	TOTAL INVESTMENT COMPANIES (Cost $106,818,033)	$115,088,994

SHORT TERM INVESTMENTS - 26.4%
Money Market Funds - 26.4%
27,852,549	Dreyfus Government Cash Management, 1.21% (a)	$27,852,549
22,372,378	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	22,372,378
	TOTAL SHORT TERM INVESTMENTS (Cost $50,224,927) (b)	$50,224,927

	TOTAL INVESTMENTS (Cost $157,042,960) - 86.9%	$165,313,921
	Other Assets in Excess of Liabilities - 13.1%	24,762,781
	TOTAL NET ASSETS - 100.0%	$190,076,702

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $50,224,927.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Health Care Select Sector Index	2.1112% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/4/2018	100,000	$82,416,000	$5,870,458
Total return of Health Care Select Sector Index	1.9747% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/14/2018	97,351	89,227,059	(3,174,672)
Total return of Health Care Select Sector Index	2.0875% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	135,493	119,290,710	409,484
Total return of Health Care Select Sector Index	1.9575% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/26/2018	182,007	149,149,276	11,685,907
					$440,083,045	$14,791,177

Direxion Daily Homebuilders & Supplies Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
COMMON STOCKS - 90.2%
Building Material and Garden Equipment and Supplies Dealers - 8.3%
31,966	Lowe’s Companies, Inc.	$3,347,799
19,303	Lumber Liquidators Holdings, Inc. (a)(b)	539,326
21,589	The Home Depot, Inc.	4,337,230
		8,224,355
Chemical Manufacturing - 0.9%
8,187	Trex Company, Inc. (a)	913,587
Construction of Buildings - 53.4%
24,437	Beazer Homes USA, Inc. (a)	453,062
53,523	CalAtlantic Group, Inc.	3,004,246
16,090	Century Communities, Inc. (a)	508,444
233,263	D.R. Horton, Inc.	11,441,549
93,019	Hovnanian Enterprises, Inc. (a)	188,829
59,763	KB Home	1,883,730
10,228	Lennar Corp.	517,946
140,640	Lennar Corp. Class A	8,812,502
12,540	LGI Homes, Inc. (a)	848,707
32,240	M.D.C Holdings, Inc.	1,086,810
19,925	M/I Homes, Inc. (a)	644,374
27,058	Meritage Homes Corp. (a)	1,283,902
2,396	NVR, Inc. (a)	7,614,895
187,229	PulteGroup, Inc.	5,959,499
66,675	Taylor Morrison Home Corp. (a)	1,695,545
102,427	Toll Brothers, Inc.	4,771,050
106,800	TRI Pointe Group, Inc. (a)	1,741,908
20,290	William Lyon Homes (a)	550,874
		53,007,872
Fabricated Metal Product Manufacturing - 1.4%
34,437	PGT Innovations, Inc. (a)	549,270
13,801	Simpson Manufacturing Company, Inc.	810,671
		1,359,941
Furniture and Home Furnishings Stores - 0.8%
15,779	Floor & Decor Holdings, Inc. (a)	740,035
Furniture and Related Product Manufacturing - 0.5%
18,566	Ethan Allen Interiors, Inc.	461,365
Management of Companies and Enterprises - 0.4%
45,881	Tile Shop Holdings, Inc.	428,987
Merchant Wholesalers, Durable Goods - 8.6%
16,005	Beacon Roofing Supply, Inc. (a)	968,303
39,705	Builders FirstSource, Inc. (a)	850,481
20,107	Fortune Brands Home & Security, Inc.	1,426,190
24,479	Leggett & Platt, Inc.	1,138,518
5,967	Lennox International, Inc.	1,300,269
5,886	Mohawk Industries, Inc. (a)	1,654,319
6,350	Watsco, Inc.	1,141,667
		8,479,747
Merchant Wholesalers, Nondurable Goods - 2.1%
5,082	The Sherwin Williams Co.	2,119,753
Nonmetallic Mineral Product Manufacturing - 3.4%
9,707	Eagle Materials, Inc.	1,087,670
15,293	Owens Corning	1,421,790
24,472	USG Corp. (a)	946,088
		3,455,548
Primary Metal Manufacturing - 0.5%
25,647	Quanex Building Products Corp.	530,893
Specialty Trade Contractors - 3.0%
15,075	Installed Building Products, Inc. (a)	1,084,646
25,274	TopBuild Corp. (a)	1,934,472
		3,019,118
Wood Product Manufacturing - 6.9%
6,106	American Woodmark Corp. (a)	829,500
6,111	Cavco Industries, Inc. (a)	935,900
22,235	JELD-WEN Holding, Inc. (a)	873,391
36,339	Louisiana-Pacific Corp. (a)	1,075,998
35,151	Masco Corp.	1,569,844
10,804	Masonite International Corp. (a)	753,579
21,276	Universal Forest Products, Inc.	794,233
		6,832,445
	TOTAL COMMON STOCKS (Cost $88,022,091)	$89,573,646

Direxion Daily Homebuilders & Supplies Bull 3X Shares
Schedule of Investments (Unaudited), continued
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 16.8%
Money Market Funds - 16.8%
14,975,801	Dreyfus Government Cash Management, 1.21%(c)	$14,975,801
1,641,631	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20%(c)	1,641,631
	TOTAL SHORT TERM INVESTMENTS (Cost $16,617,432)(d)	$16,617,432

	TOTAL INVESTMENTS (Cost $104,639,523) - 107.0%	$106,191,078
	Liabilities in Excess of Other Assets - (7.0)%	(6,987,765)
	TOTAL NET ASSETS - 100.0%	$99,203,313

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at January 31, 2018.

(d) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,617,432.

Long Total Return Swap Contracts
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Home Construction Index	1.9575% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/3/2018	1,339	$10,561,250	$(332,914)
Total return of Dow Jones U.S. Select Home Construction Index	1.7601% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/7/2018	16,704	137,306,297	(9,532,295)
Total return of Dow Jones U.S. Select Home Construction Index	2.0275% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	9,146	71,460,830	(1,605,491)
					$219,328,377	$(11,470,700)

Direxion Daily Industrials Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 80.4%
107,193	Industrial Select Sector SPDR® Fund	$8,546,498
	TOTAL INVESTMENT COMPANIES (Cost $7,964,751)	$8,546,498
SHORT TERM INVESTMENTS - 6.9%
Money Market Funds - 6.9%
109,385	Dreyfus Government Cash Management, 1.21% (a)	$109,385
621,261	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	621,261
	TOTAL SHORT TERM INVESTMENTS (Cost $730,646) (b)	$730,646

	TOTAL INVESTMENTS (Cost $8,695,397) - 87.3%	$9,277,144
	Other Assets in Excess of Liabilities - 12.7%	1,349,888
	TOTAL NET ASSETS - 100.0%	$10,627,032

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2018.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $730,646.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Industrial Select Sector Index	1.9575% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/3/2018	14,908	$11,762,589	$145,031
Total return of Industrial Select Sector Index	2.0875% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	14,284	10,557,877	843,042
					$22,320,466	$988,073

Direxion Daily Junior Gold Miners Index Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 38.9%
9,077,490	VanEck VectorsTM Junior Gold Miners ETF	$305,729,863
	TOTAL INVESTMENT COMPANIES (Cost $318,680,473)	$305,729,863

SHORT TERM INVESTMENTS - 41.0%
Money Market Funds - 41.0%
183,049,006	Dreyfus Government Cash Management, 1.21%(a)	$183,049,006
139,622,188	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20%(a)	139,622,188
	TOTAL SHORT TERM INVESTMENTS (Cost $322,671,194)(b)	$322,671,194

	TOTAL INVESTMENTS (Cost $641,351,667) - 79.9%	$628,401,057
	Other Assets in Excess of Liabilities - 20.1%	158,014,125
	TOTAL NET ASSETS - 100.0%	$786,415,182

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2018.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $322,671,194.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Sprott Junior Gold Miners ETF	2.5075% representing 1 month LIBOR rate + spread	UBS Securities LLC	11/30/2018	720,000	$22,672,800	$(62,611)
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.4275% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/4/2018	12,152,168	409,285,018	(377)
Total return of Sprott Junior Gold Miners ETF	2.4775% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/4/2018	900,000	28,251,000	20,272
Total return of Sprott Junior Gold Miners ETF	2.3575% representing 1 month LIBOR rate + spread	Citibank NA	12/5/2018	600,000	18,744,000	108,605
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.4575% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2018	13,955,205	470,011,304	(3,548)
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.3275% representing 1 month LIBOR rate + spread	Citibank NA	12/17/2018	11,370,061	382,943,654	—
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.3835% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	10,065,579	339,008,701	(327)
Total return of Sprott Junior Gold Miners ETF	2.1575% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	700,000	21,973,000	27,419
Total return of VanEck VectorsTM Junior Gold Miners ETF	2.4075% representing 1 month LIBOR rate + spread	BNP Paribas	12/20/2018	10,700,000	360,376,000	—
					$2,053,265,477	$89,433

Direxion Daily Junior Gold Miners Index Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 79.2%
Money Market Funds - 79.2%
43,205,139	Dreyfus Government Cash Management, 1.21% (a)	$43,205,139
55,746,447	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	55,746,447
	TOTAL SHORT TERM INVESTMENTS (Cost $98,951,586) (b)	$98,951,586

	TOTAL INVESTMENTS (Cost $98,951,586) - 79.2%	$98,951,586
	Other Assets in Excess of Liabilities - 20.8%	26,043,902
	TOTAL NET ASSETS - 100.0%	$124,995,488

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2018.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $98,951,586.

Short Equity Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.8375% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors™ Junior Gold Miners ETF	Citibank N.A.	12/3/2018	3,018,395	$102,681,196	$1,081,616
1.7575% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors™ Junior Gold Miners ETF	UBS Securities LLC	12/3/2018	2,054,067	67,610,560	(1,453,957)
1.6375% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors™ Junior Gold Miners ETF	Deutsche Bank AG London	12/6/2018	1,407,334	48,923,559	1,549,591
1.6975% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors™ Junior Gold Miners ETF	Credit Suisse International	12/17/2018	1,955,921	63,075,603	(2,703,427)
1.8975% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors™ Junior Gold Miners ETF	BNP Paribas	12/19/2018	2,700,000	85,158,000	(5,597,886)
					$367,448,918	$(7,124,063)

Direxion Daily MSCI Real Estate Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 78.3%
901,067	Vanguard REIT ETF	$71,589,773
	TOTAL INVESTMENT COMPANIES (Cost $74,351,904)	$71,589,773

SHORT TERM INVESTMENTS - 21.0%
Money Market Funds - 21.0%
15,734,411	Dreyfus Government Cash Management, 1.21% (a)	$15,734,411
3,457,210	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	3,457,210
	TOTAL SHORT TERM INVESTMENTS (Cost $19,191,621) (b)	$19,191,621

	TOTAL INVESTMENTS (Cost $93,543,525) - 99.3%	$90,781,394
	Other Assets in Excess of Liabilities - 0.7%	673,002
	TOTAL NET ASSETS - 100.0%	$91,454,396

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2018.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,191,621.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of MSCI US REIT IndexSM	1.8775% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/6/2018	125,325	$141,259,316	$(2,181,139)
Total return of MSCI US REIT IndexSM	2.0175% representing 1 month LIBOR rate + spread	Citibank N.A.	12/7/2018	47,816	54,242,746	(1,260,934)
Total return of MSCI US REIT IndexSM	1.8075% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	10,000	11,683,100	(566,570)
					$207,185,162	$(4,008,643)

Direxion Daily MSCI Real Estate Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 64.6%
Money Market Funds - 64.6%
8,850,660	Dreyfus Government Cash Management, 1.21% (a)	$8,850,660
5,477	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	5,477
	TOTAL SHORT TERM INVESTMENTS (Cost $8,856,137) (b)	$8,856,137

	TOTAL INVESTMENTS (Cost $8,856,137) - 64.6%	$8,856,137
	Other Assets in Excess of Liabilities - 35.4%	4,843,312
	TOTAL NET ASSETS - 100.0%	$13,699,449

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2018.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,856,137.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.6775% representing 1 month LIBOR rate + spread	Total return of MSCI US REIT IndexSM	Deutsche Bank AG London	4/16/2018	2,953	$3,225,403	$(36,945)
1.7575% representing 1 month LIBOR rate + spread	Total return of MSCI US REIT IndexSM	Citibank N.A.	12/19/2018	34,167	37,484,913	(351,622)
					$40,710,316	$(388,567)

Direxion Daily Natural Gas Related Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
COMMON STOCKS - 35.3%
Oil and Gas Extraction - 30.1%
12,429	Anadarko Petroleum Corp.	$746,362
18,583	Cabot Oil & Gas Corp.	489,662
4,634	Cimarex Energy Co.	519,935
4,273	Concho Resources, Inc. (a)	672,741
11,367	Continental Resources, Inc. (a)	631,210
15,515	Devon Energy Corp.	641,856
45,437	Encana Corp.	562,510
25,226	Enerplus Corp. (b)	286,567
11,215	Enlink Midstream Partners LP	196,038
10,031	EQT Corp.	544,583
20,517	Gulfport Energy Corp. (a)	208,658
9,183	Matador Resources Co. (a)	297,621
17,394	Newfield Exploration Co. (a)	550,694
20,457	Noble Energy, Inc.	624,348
6,788	PDC Energy, Inc. (a)	351,958
27,187	QEP Resources, Inc. (a)	254,470
29,853	Range Resources Corp.	425,405
1,761	SandRidge Energy Inc. (a)	31,504
13,521	SM Energy Co.	315,715
69,683	Southwestern Energy Co. (a)	295,456
18,829	ULTRA PETROLEUM Corp. (a)	131,427
7,918	Vermilion Energy, Inc.	299,300
		9,078,020
Petroleum and Coal Products Manufacturing - 1.5%
14,094	Murphy Oil Corp.	452,417
Pipeline Transportation - 0.1%
2,176	Enable Midstream Partners LP	32,923
Support Activities for Mining - 2.5%
24,189	Antero Resources Corp. (a)	469,992
18,739	SRC Energy, Inc. (a)	186,453
3,835	Unit Corp. (a)	92,922
		749,367
Utilities - 1.1%
6,141	National Fuel Gas Co.	342,361
	TOTAL COMMON STOCKS
	(Cost $12,926,413)	$10,655,088
MASTER LIMITED PARTNERSHIPS - 5.7%
Oil and Gas Extraction - 1.1%
8,439	Williams Partners LP	353,594
Pipeline Transportation - 4.1%
4,177	DCP Midstream Partners LP	172,719
3,088	EQT Midstream Partners LP	229,716
8,637	MPLX LP	321,297
3,587	Spectra Energy Partners LP	153,308
1,606	TC Pipelines LP (b)	87,752
5,457	Western Gas Partners LP	274,378
		1,239,170
Utilities - 0.5%
4,732	Antero Midstream Partners LP	143,948

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,733,072)	$1,736,711
SHORT TERM INVESTMENTS - 38.8%
MONEY MARKET FUNDS - 38.8%
6,977,005	Dreyfus Government Cash Management, 1.21% (c)	$6,977,005
4,749,254	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (c)	4,749,254
	TOTAL SHORT TERM INVESTMENTS (Cost $11,726,259) (d)	11,726,259

	TOTAL INVESTMENTS - 79.8% (Cost $26,385,744)	$24,118,058
	Other Assets in Excess of Liabilities - 20.2%	6,095,952
	TOTAL NET ASSETS - 100.0%	$30,214,010

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

(b)	A portion of this security represents a security on loan.

(c)	Represents annualized seven-day yield at January 31, 2018.

(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,726,259.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of ISE-Revere Natural Gas IndexTM	1.7075% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/5/2018	472,481	12,800,455	445,128
Total return of ISE-Revere Natural Gas IndexTM	1.9575% representing 1 month LIBOR rate + spread	Citibank N.A.	12/7/2018	1,285,646	33,878,868	2,161,314
Total return of ISE-Revere Natural Gas IndexTM	1.7675% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	359,330	$10,771,032	($684,183)
Total return of ISE-Revere Natural Gas IndexTM	1.8075% representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	671,441	18,002,005	826,866
					$75,452,360	$2,749,125

Direxion Daily Natural Gas Related Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 74.4%
Money Market Funds - 74.4%
2,467,568	Dreyfus Government Cash Management, 1.21% (a)	$2,467,568
2,203,815	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	2,203,815
	TOTAL SHORT TERM INVESTMENTS (Cost $4,671,383) (b)	$4,671,383

	TOTAL INVESTMENTS (Cost $4,671,383) - 74.4%	$4,671,383
	Other Assets in Excess of Liabilities - 25.6%	1,606,723
	TOTAL NET ASSETS - 100.0%	$6,278,106

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,671,383.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.5075% representing 1 month LIBOR rate + spread	Total return of ISE-Revere Natural Gas IndexTM	Citibank N.A.	12/7/2018	336,881	$8,969,284	$(481,485)
1.5475% representing 1 month LIBOR rate + spread	Total return of ISE-Revere Natural Gas IndexTM	Credit Suisse International	12/17/2018	334,392	9,819,773	433,471
					$18,789,057	$(48,014)

Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
COMMON STOCKS - 84.1%
Chemical Manufacturing - 77.5%
3,259	Abbott Laboratories	$202,579
1,926	AbbVie, Inc.	216,136
4,899	Acorda Therapeutics, Inc. (a)	127,129
3,066	Akorn, Inc. (a)	98,787
923	Alexion Pharmaceuticals, Inc. (a)	110,132
5,249	Amphastar Pharmaceuticals, Inc. (a)	97,841
1,566	ANI Pharmaceuticals, Inc. (a)	105,173
2,974	Bristol-Myers Squibb Co.	186,172
943	Celgene Corp. (a)	95,394
5,591	Corcept Therapeutics, Inc. (a)	128,677
1,745	Eagle Pharmaceuticals, Inc. (a)	104,299
2,174	Eli Lilly and Co.	177,072
2,427	Emergent BioSolutions, Inc. (a)	118,413
2,081	Enanta Pharmaceuticals, Inc. (a)	176,781
13,004	Endo International PLC (a)	89,858
2,499	Gilead Sciences, Inc.	209,416
5,853	Impax Laboratories, Inc. (a)	113,841
7,393	Innoviva, Inc. (a)	107,864
717	Jazz Pharmaceuticals PLC (a)	104,496
1,325	Johnson & Johnson	183,102
3,883	Lannett Co., Inc. (a)	79,019
746	Ligand Pharmaceuticals, Inc. (a)	117,585
1,144	Perrigo Co. PLC	103,669
5,133	Pfizer, Inc.	190,126
2,542	Supernus Pharmaceuticals, Inc. (a)	99,265
902	Taro Pharmaceutical Industries Ltd. (a)	91,724
792	United Therapeutics Corp. (a)	102,168
5,998	Valeant Pharmaceuticals International, Inc. (a)	111,023
		3,647,741
Professional, Scientific, and Technical Services - 6.6%
1,071	Amgen, Inc.	199,260
320	Biogen, Inc. (a)	111,299
		310,559
	TOTAL COMMON STOCKS
	(Cost $4,139,550)	$3,958,300

SHORT TERM INVESTMENTS - 12.9%
Money Market Funds - 12.9%
609,198	Dreyfus Government Cash Management, 1.21% (b)	$609,198
186	Fidelity Investments Money Market Government Portfolio, 1.22% (b)	186
	TOTAL SHORT TERM INVESTMENTS (Cost $609,384) (c)	$609,384

	TOTAL INVESTMENTS (Cost $4,748,934) - 97.0%	$4,567,684
	Other Assets in Excess of Liabilities - 3.0%	140,872
	TOTAL NET ASSETS - 100.0%	$4,708,556

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Non-income producing security.
(b) Represents annualized seven-day yield at January 31, 2018.
(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $609,384.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dynamic Pharmaceutical IntellidexSM Index	2.0114% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/17/2018	1,579	$10,591,649	$(425,580)

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
COMMON STOCKS - 76.1%
Credit Intermediation and Related Activities - 71.1%
12,608	Associated Banc-Corp	$312,048
4,051	The Bancorp, Inc. (a)	42,819
8,019	BancorpSouth, Inc.	269,037
1,985	Bank of Hawaii Corp.	166,085
11,308	Bank of the Ozarks, Inc.	564,835
9,971	BankUnited, Inc.	409,210
2,570	Banner Corp.	139,654
14,817	BB&T Corp.	817,750
1,286	BOK Financial Corp.	124,343
1,247	Cadence Bancorp (a)	34,891
1,099	Carolina Financial Corp.	45,323
4,752	Cathay General Bancorp	207,852
3,789	CenterState Bank Corp.	98,476
1,588	Central Pacific Financial Corp.	46,957
3,769	Chemical Financial Corp.	220,147
14,809	CIT Group, Inc.	750,668
17,682	Citizens Financial Group, Inc.	811,604
4,582	Columbia Banking System, Inc.	197,393
8,642	Comerica, Inc.	822,891
5,013	Commerce Bancshares, Inc.	293,311
2,730	Community Bank System, Inc.	145,509
1,605	ConnectOne Bancorp, Inc.	46,786
3,083	Customers Bancorp, Inc. (a)	94,494
4,709	CVB Financial Corp.	110,191
2,073	Eagle Bancorp, Inc. (a)	130,599
12,229	East West Bancorp, Inc.	806,013
1,232	Enterprise Financial Services Corp.	59,937
28,181	F.N.B. Corp.	404,397
948	FB Financial Corp. (a)	40,081
1,067	Fidelity Southern Corp.	25,565
24,301	Fifth Third Bancorp	804,363
24,731	First BanCorp (a)	148,386
6,425	First Commonwealth Financial Corp.	92,970
4,037	First Financial Bancorp	115,054
2,544	First Financial Bankshares, Inc.	118,169
3,541	First Hawaiian, Inc.	102,335
37,012	First Horizon National Corp.	735,058
3,337	First Merchants Corp.	144,025
8,474	First Midwest Bancorp, Inc.	210,664
7,953	First Republic Bank	712,191
9,840	Fulton Financial Corp.	179,088
4,864	Glacier Bancorp, Inc.	190,766
3,134	Great Western Bancorp, Inc.	132,098
2,390	Green Bancorp, Inc. (a)	57,001
1,506	Guaranty Bancorp	42,695
6,750	Hancock Holding Co.	362,475
1,927	Hanmi Financial Corp. Class A	60,700
1,213	Heartland Financial USA, Inc.	64,471
17,734	Home Bancshares, Inc.	425,793
6,835	Hope Bancorp, Inc.	130,138
49,699	Huntington Bancshares, Inc.	804,130
5,795	IBERIABANK Corp.	489,678
1,175	Independent Bank Corp.	83,836
1,420	Independent Bank Group, Inc.	101,885
3,068	International Bancshares Corp.	127,322
40,077	Investors Bancorp, Inc.	548,654
37,105	KeyCorp	794,047
1,550	Lakeland Bancorp, Inc.	31,155
2,733	LegacyTexas Financial Group, Inc.	120,361
1,016	Live Oak Bancshares, Inc.	27,330
4,298	M&T Bank Corp.	819,972
5,536	MB Financial, Inc.	236,830
1,671	NBT Bancorp, Inc.	61,677
3,762	OFG Bancorp	42,887
11,307	Old National Bancorp	195,611
2,407	Opus Bank	65,230
5,605	Pacific Premier Bancorp, Inc. (a)	228,404
11,681	PacWest Bancorp	612,435
29,963	People’s United Financial, Inc.	589,372
5,305	Pinnacle Financial Partners, Inc.	335,807
5,132	PNC Financial Services Group, Inc.	810,959
19,612	Popular, Inc.	797,032
905	Preferred Bank	58,300
5,090	Prosperity Bancshares, Inc.	385,822

43,210	Regions Financial Corp.	830,928
1,225	Sandy Spring Bancorp, Inc.	46,329
2,332	Seacoast Banking Corp. of Florida (a)	60,142
5,365	Signature Bank (a)	826,210
1,658	South State Corp.	146,899
1,187	Southside Bancshares, Inc.	40,750
1,224	State Bank Financial Corp.	37,344
22,962	Sterling Bancorp	568,310
11,320	SunTrust Banks, Inc.	800,324
3,177	SVB Financial Group (a)	783,289
9,930	Synovus Financial Corp.	500,373
14,224	TCF Financial Corp.	305,105
5,257	Texas Capital Bancshares, Inc. (a)	498,364
2,814	Trustmark Corp.	89,457
2,800	UMB Financial Corp.	213,304
18,904	Umpqua Holdings Corp.	409,272
9,060	United Bankshares, Inc.	333,408
5,021	United Community Banks, Inc.	159,065
1,232	Univest Corp. of Pennsylvania	34,496
24,068	Valley National Bancorp	302,535
5,943	Webster Financial Corp.	336,493
8,512	Western Alliance Bancorp (a)	499,314
3,662	Wintrust Financial Corp.	314,566
14,491	Zions Bancorp	782,949
		30,355,268
Insurance Carriers and Related Activities - 0.3%
5,345	Hilltop Holdings, Inc.	139,986
Management of Companies and Enterprises - 4.5%
2,481	Ameris Bancorp	132,858
8,862	Banc of California, Inc.	174,581
2,633	Berkshire Hills Bancorp, Inc.	99,922
4,133	Boston Private Financial Holdings, Inc.	63,648
5,292	Brookline Bancorp, Inc.	84,672
942	City Holding Co.	64,810
5,654	Cullen/Frost Bankers, Inc.	601,642
2,888	FCB Financial Holdings, Inc. (a)	158,262
2,421	First Interstate BancSystem, Inc.	101,319
1,099	Franklin Financial Network, Inc. (a)	35,443
1,476	National Bank Holdings Corp.	49,062
2,238	Renasant Corp.	96,391
1,646	ServisFirst Bancshares, Inc.	69,823
2,673	Simmons First National Corp.	157,306
1,136	Triumph Bancorp, Inc. (a)	43,736
		1,933,475
Monetary Authorities-Central Bank - 0.2%
1,170	Westamerica Bancorp	69,463

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.0% (†)
994	TriState Capital Holdings, Inc. (a)	23,906
	TOTAL COMMON STOCKS
	(Cost $30,608,374)	$32,522,098

SHORT TERM INVESTMENTS - 32.5%
Money Market Funds - 32.5%
5	Dreyfus Government Cash Management, 1.21% (b)	$5
13,883,742	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (b)	13,883,742
	TOTAL SHORT TERM INVESTMENTS (Cost $13,883,747) (c)	$13,883,747

	TOTAL INVESTMENTS (Cost $44,492,121) - 108.6%	$46,405,845
	Liabilities in Excess of Other Assets - (8.6)%	(3,691,302)
	TOTAL NET ASSETS - 100.0%	$42,714,543

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†) Less than 0.05%.
(a) Non-income producing security.
(b) Represents annualized seven-day yield at January 31, 2018.
(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,883,747.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Regional Banks Select Industry Index	1.9814% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/7/2018	23,815	$47,362,245	$(830,084)
Total return of S&P Regional Banks Select Industry Index	2.1075% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	15,791	29,539,653	1,283,331
Total return of S&P Regional Banks Select Industry Index	2.0575% representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	9,328	17,612,383	592,891
					$94,514,281	$1,046,138

Direxion Daily Regional Banks Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 68.7%
Money Market Funds - 68.7%
468	Dreyfus Government Cash Management, 1.21% (a)	$468
1,779,524	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	1,779,524
	TOTAL SHORT TERM INVESTMENTS (Cost $1,779,992) (b)	$1,779,992

	TOTAL INVESTMENTS (Cost $1,779,992) - 68.7%	$1,779,992
	Other Assets in Excess of Liabilities - 31.3%	809,456
	TOTAL NET ASSETS - 100.0%	$2,589,448

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,779,992.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.6075% representing 1 month LIBOR rate + spread	Total return of S&P Regional Banks Select Industry Index	UBS Securities LLC	12/3/2018	3,975	$7,376,435	$(388,593)

Direxion Daily Retail Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
COMMON STOCKS - 79.6%
Administrative and Support Services - 1.9%
183	The Priceline Group, Inc. (a)	$349,905
9,157	TripAdvisor, Inc. (a)	317,473
		667,378
Apparel Manufacturing - 1.0%
18,908	Guess?, Inc.	347,340
Broadcasting (except Internet) - 2.0%
12,744	Liberty Interactive Corp. Class A (a)	357,979
5,593	Liberty Ventures Group LLC (a)	329,595
		687,574
Clothing and Clothing Accessories Stores - 18.2%
17,542	Abercrombie & Fitch Co. Class A	363,295
18,336	American Eagle Outfitters, Inc.	330,048
6,523	Caleres, Inc.	193,342
34,794	Chicos FAS, Inc.	330,891
2,315	Childrens Place Retail Stores, Inc.	346,787
14,232	DSW, Inc. Class A	285,067
28,158	Express, Inc. (a)	196,543
28,412	Finish Line, Inc. Class A	321,908
7,025	Foot Locker, Inc.	345,279
9,434	Gap, Inc.	313,586
9,988	Genesco, Inc. (a)	348,082
5,516	L Brands, Inc.	276,296
6,901	Nordstrom, Inc.	340,288
4,110	Ross Stores, Inc.	338,623
5,938	Signet Jewelers Ltd.	314,120
16,169	Tailored Brands, Inc.	391,128
8,574	The Buckle, Inc.	171,909
5,861	The Cato Corp.	69,629
3,299	Tiffany & Co.	351,838
4,277	TJX Companies, Inc.	343,529
9,549	Urban Outfitters, Inc. (a)	325,716
		6,297,904
Data Processing, Hosting and Related Services - 0.6%
22,137	Liberty TripAdvisor Holdings, Inc. Class A (a)	194,806
Electronics and Appliance Stores - 2.8%
4,953	Best Buy Co., Inc.	361,866
9,487	Conn’s, Inc. (a)(b)	315,917
16,453	GameStop Corp. Class A	276,575
		954,358
Food and Beverage Stores - 3.3%
1,705	Ingles Markets, Inc.	57,288
11,842	Kroger Co.	359,523
13,279	Sprouts Farmers Market, Inc. (a)	370,882
16,128	SuperValu, Inc. (a)	255,468
2,112	Weis Markets, Inc.	83,973
		1,127,134
Food Services and Drinking Places - 2.0%
2,531	Casey’s General Stores, Inc. (b)	306,529
4,271	Wayfair, Inc. (a)	392,975
		699,504
General Merchandise Stores - 13.7%
5,307	Big Lots, Inc. (b)	322,560
2,799	Burlington Stores, Inc. (a)	340,666
1,679	Costco Wholesale Corp.	327,187
5,375	Dillard’s, Inc. Class A (b)	363,135
3,382	Dollar General Corp.	348,752
2,908	Dollar Tree, Inc. (a)	334,420
4,706	Five Below, Inc. (a)	305,561
98,116	J.C. Penney Co., Inc. (a)(b)	364,010
6,346	Kohl’s Corp.	411,030
12,246	Macy’s, Inc.	317,784
2,466	PriceSmart, Inc.	210,103
5,148	Target Corp.	387,233
4,669	Tractor Supply Co.	356,011
3,272	Wal-Mart Stores, Inc.	348,795
		4,737,247
Health and Personal Care Stores - 5.7%
4,323	CVS Health Corp.	340,177
7,371	Petmed Express, Inc. (b)	333,169
166,281	Rite Aid Corp. (a)(b)	362,493
18,520	Sally Beauty Holdings, Inc. (a)	307,617
1,407	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	312,495
4,417	Walgreens Boots Alliance Inc.	332,423
		1,988,374
Miscellaneous Store Retailers - 4.3%
59,949	GNC Holdings Inc. (a)(b)	260,778
96,616	Office Depot, Inc.	314,002
6,339	Ollie’s Bargain Outlet Holdings, Inc. (a)	352,131
18,399	Party City Holdings Inc. (a)(b)	266,786
26819	Rent-A-Center, Inc. (b)	290,450
		1,484,147

Motion Picture and Sound Recording Industries - 1.3%
1,676	Netflix, Inc. (a)	453,023
Motor Vehicle and Parts Dealers - 10.4%
3,149	Advance Auto Parts, Inc.	368,402
4,422	Asbury Automotive Group, Inc. (a)	321,258
5,684	AutoNation, Inc. (a)(b)	342,291
438	AutoZone, Inc. (a)	335,263
4,682	CarMax, Inc. (a)	334,154
3,896	Group 1 Automotive, Inc.	305,641
2,625	Lithia Motors, Inc. Class A	328,020
5,415	MarineMax, Inc. (a)	124,274
3,901	Murphy USA, Inc. (a)	332,794
1,259	O’Reilly Automotive, Inc. (a)	333,245
6,549	Penske Automotive Group, Inc.	341,792
5,713	Sonic Automotive, Inc. Class A	123,115
		3,590,249
Nonstore Retailers - 4.3%
272	Amazon.com, Inc. (a)	394,642
7,221	Liberty Expedia Holdings, Inc. (a)	338,593
6,099	Nutrisystem, Inc.	263,782
7,009	Overstock.com, Inc. (a)(b)	481,518
		1,478,535
Professional, Scientific, and Technical Services - 0.8%
54,378	Groupon, Inc. (a)(b)	287,660
Publishing Industries (except Internet) - 1.4%
6,943	Shutterfly, Inc. (a)	473,165
Repair and Maintenance - 0.9%
5,824	Monro Muffler Brake, Inc.	329,056
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.9%
6,856	Camping World Holdings, Inc.	306,806
Sporting Goods, Hobby, Musical Instrument, and Bookstores - 3.1%
25,158	BARNES & NOBLE, Inc.	118,243
10,227	Dick’s Sporting Goods, Inc.	321,741
10,762	HIBBETT SPORTS, Inc. (a)	243,221
14,232	The Michaels Companies, Inc. (a)	382,414
		1,065,619
Support Activities for Transportation - 1.0%
2689	Expedia, Inc.	344,219
	TOTAL COMMON STOCKS (Cost $25,145,668)	$27,514,098

SHORT TERM INVESTMENTS - 14.8%
Money Market Funds - 14.8%
5,114,603	Dreyfus Government Cash Management, 1.21% (c)	5,114,603
1,956	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (c)	1,956
	TOTAL SHORT TERM INVESTMENTS (Cost $5,116,559) (d)	$5,116,559

	TOTAL INVESTMENTS - (Cost $30,262,227) - 94.4%	$32,630,657
	Other Assets in Excess of Liabilities - 5.6%	1,953,463
	TOTAL NET ASSETS - 100.0%	$34,584,120

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at January 31, 2018.

(d) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,116,559.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Retail Select Industry® Index	1.3575% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/10/2018	7,944	$38,970,643	$(32,425)
Total return of S&P Retail Select Industry® Index	1.8075% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	7,606	35,089,617	2,200,262
					$74,060,260	$2,167,837

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 0.3%
11,548	SPDR® S&P Biotech ETF (a)	$1,078,237
	TOTAL INVESTMENT COMPANIES (Cost $1,101,899)	$1,078,237

SHORT TERM INVESTMENTS - 61.3%
Money Market Funds - 61.3%
131,402,409	Dreyfus Government Cash Management, 1.21% (b)	$131,402,409
30,378,155	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (b)	30,378,155
45,368,786	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.21% (b)	45,368,786
	TOTAL SHORT TERM INVESTMENTS (Cost $207,149,350) (c)	$207,149,350

	TOTAL INVESTMENTS (Cost $208,251,249) - 61.6%	$208,227,587
	Other Assets in Excess of Liabilities - 38.4%	129,847,009
	TOTAL NET ASSETS - 100.0%	$338,074,596

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	A portion of this security represents a security on loan.

(b)	Represents annualized seven-day yield at January 31, 2018.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $207,149,350.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Biotechnology Select Industry Index	1.2575% representing 1 month LIBOR rate + spread	Citibank N.A.	12/3/2018	36,776	$238,220,586	$28,194,248
Total return of S&P Biotechnology Select Industry Index	1.0575% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/4/2018	31,241	202,367,014	24,018,371
Total return of S&P Biotechnology Select Industry Index	1.5612% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/6/2018	14,000	87,349,220	14,038,913
Total return of S&P Biotechnology Select Industry Index	1.1078% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/17/2018	34,269	254,310,930	(5,717,806)
Total return of S&P Biotechnology Select Industry Index	1.5747% representing 1 month LIBOR rate + spread	Morgan Stanley Capital Services	12/17/2018	23,354	176,116,951	(6,687,510)
					$958,364,701	$53,846,216

Direxion Daily S&P Biotech Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 91.4%
Money Market Funds - 91.4%
48,604,115	Dreyfus Government Cash Management, 1.21% (a)	$48,604,115
17,506	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	17,506
43,654,210	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.21% (a)	43,654,210
	TOTAL SHORT TERM INVESTMENTS (Cost $92,275,831) (b)	$92,275,831

	TOTAL INVESTMENTS (Cost $92,275,831) - 91.4%	$92,275,831
	Other Assets in Excess of Liabilities - 8.6%	8,688,494
	TOTAL NET ASSETS - 100.0%	$100,964,325

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2018.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $92,275,831.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.8275% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	Deutsche Bank AG London	12/5/2018	8,437	$59,667,375	$(1,537,536)
1.1612% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/6/2018	14,000	87,349,220	(14,095,233)
0.9075% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	Morgan Stanley Capital Services	12/11/2018	19,311	131,889,487	(8,142,544)
					$278,906,082	$(23,775,313)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
Schedule of Investments (Unaudited)
Janury 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 43.2%
1,324,268	SPDR® S&P® Oil & Gas Exploration & Production ETF (a)	$48,878,732
	TOTAL INVESTMENT COMPANIES (Cost $49,173,876)	$48,878,732
SHORT TERM INVESTMENTS - 48.0%
Money Market Funds - 48.0%
16,086,268	Dreyfus Government Cash Management, 1.21% (b)	$16,086,268
38,214,126	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (b)	38,214,126
	TOTAL SHORT TERM INVESTMENTS (Cost $54,300,394) (c)	$54,300,394

	TOTAL INVESTMENTS (Cost $103,474,270) - 91.2%	$103,179,126
	Other Assets in Excess of Liabilities - 8.8%	9,903,416
	TOTAL NET ASSETS - 100.0%	$113,082,542

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	A portion of this security represents a security on loan.

(b)	Represents annualized seven-day yield at January 31, 2018.

(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $54,300,394.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	1.2575% representing 1 month LIBOR rate + spread	Citibank N.A.	12/5/2018	7,066	$38,613,075	$1,020,628
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	1.1175% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/5/2018	5,890	34,643,241	(1,584,548)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	1.5875% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	5,393	30,051,702	196,720
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	1.3575% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/17/2018	33,351	196,076,179	(8,876,425)
					$299,384,197	$(9,243,625)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 56.7%
Money Market Funds - 56.7%
6,359,990	Dreyfus Government Cash Management, 1.21%(a)	$6,359,990
27,289,533	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20%(a)	27,289,533
	TOTAL SHORT TERM INVESTMENTS (Cost $33,649,523)(b)	$33,649,523

	TOTAL INVESTMENTS (Cost $33,649,523) - 56.7%	$33,649,523
	Other Assets in Excess of Liabilities - 43.3%	25,690,675
	TOTAL NET ASSETS - 100.0%	$59,340,198

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2018.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,649,523.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.1075% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	11/30/2018	20,242	$117,058,293	$3,430,991
0.9075% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Deutsche Bank AG London	12/3/2018	5,530	32,646,264	1,600,162
1.3575% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Credit Suisse International	12/17/2018	5,925	33,369,630	127,829
					$183,074,187	$5,158,982

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
COMMON STOCKS - 59.1%
Computer and Electronic Product Manufacturing - 49.9%
810,757	Advanced Micro Devices, Inc. (a)(b)	$11,139,801
185,133	Analog Devices, Inc.	17,010,020
114,716	Broadcom Ltd.	28,453,009
58,100	Cavium, Inc. (a)	5,158,118
53,501	Cirrus Logic, Inc. (a)	2,652,045
280,395	Cypress Semiconductor Corp.	4,848,030
111,625	Integrated Device Technology, Inc. (a)	3,337,587
711,057	Intel Corp.	34,230,284
416,638	Marvell Technology Group Ltd.	9,720,164
236,545	Maxim Integrated Products, Inc.	14,429,245
183,262	Microchip Technology, Inc.	17,450,208
376,078	Micron Technology, Inc. (a)	16,442,130
98,821	Microsemi Corp. (a)	6,106,150
45,630	MKS Instruments, Inc.	4,667,949
34,888	Monolithic Power Systems, Inc.	4,155,859
158,854	NVIDIA Corp.	39,046,313
356,442	ON Semiconductor Corp. (a)	8,818,375
106,849	Qorvo, Inc. (a)	7,668,553
480,613	QUALCOMM, Inc.	32,801,837
152,200	Skyworks Solutions, Inc.	14,795,362
402,572	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	18,240,537
164,840	Teradyne, Inc.	7,556,266
327,717	Texas Instruments, Inc.	35,940,723
210,888	Xilinx, Inc.	15,399,042
		360,067,607
Machinery Manufacturing - 6.2%
302,104	Applied Materials, Inc.	16,201,837
60,413	ASML Holding NV ADR (Netherlands)	12,261,422
82,886	Lam Research Corp.	15,874,327
		44,337,586
Merchant Wholesalers, Durable Goods - 2.5%
118,820	Entegris, Inc.	3,867,591
131,687	KLA-Tencor Corp.	14,459,233
		18,326,824
Primary Metal Manufacturing - 0.5%
35,766	Silicon Laboratories, Inc. (a)	3,440,689
	TOTAL COMMON STOCKS (Cost $398,116,931)	$426,172,706

SHORT TERM INVESTMENTS - 24.5%
Money Market Funds - 24.5%
135,800,395	Dreyfus Government Cash Management, 1.21%(c)	$135,800,395
40,798,370	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20%(c)	40,798,370
	TOTAL SHORT TERM INVESTMENTS (Cost $176,598,765)(d)	$176,598,765

	TOTAL INVESTMENTS (Cost $574,715,696) - 83.6%	$602,771,471
	Other Assets in Excess of Liabilities - 16.4%	118,356,812
	TOTAL NET ASSETS - 100.0%	$721,128,283

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

(b)	A portion of this security represents a security on loan.

(c)	Represents annualized seven-day yield at January 31, 2018.

(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $176,598,765.

 ADR American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of PHLX Semiconductor Sector Index	1.9275% representing 1 month LIBOR rate + spread	UBS Securities LLC	11/30/2018	207,254	$284,884,373	$(2,680,479)
Total return of PHLX Semiconductor Sector Index	1.9575% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/3/2018	370,269	468,356,980	34,913,653
Total return of PHLX Semiconductor Sector Index	1.9612% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/7/2018	272,473	335,758,669	34,638,303
Total return of PHLX Semiconductor Sector Index	2.0075% representing 1 month LIBOR rate + spread	Citibank N.A.	12/12/2018	207,242	258,135,869	23,606,918
Total return of PHLX Semiconductor Sector Index	2.0075% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	218,728	275,302,653	21,970,973
					$1,622,438,544	$112,449,368

Direxion Daily Semiconductor Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 60.3%
Money Market Funds - 60.3%
5	Dreyfus Government Cash Management, 1.21% (a)	$5
26,889,191	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	26,889,191
	TOTAL SHORT TERM INVESTMENTS (Cost $26,889,196) (b)	$26,889,196

	TOTAL INVESTMENTS (Cost $26,889,196) - 60.3%	$26,889,196
	Other Assets in Excess of Liabilities - 39.7%	17,679,888
	TOTAL NET ASSETS - 100.0%	$44,569,084

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2018.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $26,889,196.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.6175% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	UBS Securities LLC	12/6/2018	98,208	$127,516,946	$(6,125,878)

Direxion Daily Technology Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 60.5%
5,972,148	Technology Select Sector SPDR Fund	$408,793,531
	TOTAL INVESTMENT COMPANIES (Cost $349,910,250)	$408,793,531

SHORT TERM INVESTMENTS - 34.8%
Money Market Funds - 34.8%
235,489,588	Dreyfus Government Cash Management, 1.21%(a)	$235,489,588
2	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20%(a)	2
	TOTAL SHORT TERM INVESTMENTS (Cost $235,489,590)(b)	$235,489,590

	TOTAL INVESTMENTS (Cost $585,399,840) - 95.3%	$644,283,121
	Other Assets in Excess of Liabilities - 4.7%	31,501,172
	TOTAL NET ASSETS - 100.0%	$675,784,293

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2018.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $235,489,590.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Technology Select Sector Index	2.1112% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/4/2018	590,000	$405,276,900	$925
Total return of Technology Select Sector Index	2.0775% representing 1 month LIBOR rate + spread	Credit Suisse International	12/4/2018	622,100	427,326,711	(6)
Total return of Technology Select Sector Index	2.0647% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/14/2018	791,502	545,123,257	(1,427,900)
Total return of Technology Select Sector Index	2.0075% representing 1 month LIBOR rate + spread	Citibank NA	12/17/2018	352,708	242,278,652	—
					$1,620,005,520	$(1,426,981)

Direxion Daily Technology Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 72.5%
Money Market Funds - 72.5%
6,223,148	Dreyfus Government Cash Management, 1.21%(a)	$6,223,148
7,654,726	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20%(a)	7,654,726
	TOTAL SHORT TERM INVESTMENTS (Cost $13,877,874)(b)	$13,877,874

	TOTAL INVESTMENTS (Cost $13,877,874) - 72.5%	$13,877,874
	Other Assets in Excess of Liabilities - 27.5%	5,276,551
	TOTAL NET ASSETS - 100.0%	$19,154,425

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,877,874.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.5275% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Deutsche Bank AG London	12/5/2018	36,599	$23,863,016	$(1,269,880)
1.5275% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Credit Suisse Internaional	12/17/2018	47,056	30,308,727	(2,000,115)
					$54,171,743	$(3,269,995)

Direxion Daily Transportation Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
COMMON STOCKS - 69.9%
Air Transportation - 12.7%
2,186	Alaska Air Group, Inc.	143,686
2,186	American Airlines Group, Inc.	118,743
2,186	Delta Air Lines, Inc.	124,099
2,186	JetBlue Airways Corp. (a)	45,600
2,186	Southwest Airlines Co.	132,909
2,186	United Continental Holdings, Inc. (a)	148,255
		713,292
Couriers and Messengers - 15.1%
2,186	FedEx Corp.	573,781
2,186	United Parcel Service, Inc. Class B	278,322
		852,103
Miscellaneous Manufacturing - 1.4%
2,186	Matson, Inc.	74,783
Rail Transportation - 17.6%
2,186	CSX Corp.	124,099
2,186	Kansas City Southern Railway Co.	247,302
2,186	Norfolk Southern Corp.	329,824
2,186	Union Pacific Corp.	291,831
		993,056
Rental and Leasing Services - 5.1%
2,186	Avis Budget Group, Inc. (a)	98,282
2,186	Ryder System, Inc.	190,248
		288,530
Support Activities for Transportation - 6.1%
2,186	C.H. Robinson Worldwide, Inc.	199,931
2,186	Expeditors International of Washington, Inc.	141,981
		341,912
Truck Transportation - 9.0%
2,186	J.B. Hunt Transport Services, Inc.	264,135
2,186	Landstar System, Inc.	242,755
		506,890
Water Transportation - 2.9%
2,186	Kirby Corp. (a)	163,732

	TOTAL COMMON STOCKS (Cost $3,795,286)	$3,934,298
SHORT TERM INVESTMENTS - 30.3%
MONEY MARKET FUNDS - 30.3%
1,709,100	Dreyfus Government Cash Management, 1.21% (b)	$1,709,100
	TOTAL SHORT TERM INVESTMENTS (Cost $1,709,100)(c)	1,709,100

	TOTAL INVESTMENTS - 100.2% (Cost $5,504,386)	$5,643,398
	Liabilities in Excess of Other Assets - (0.2)%	(9,548)
	TOTAL NET ASSETS - 100.0%	$5,633,850

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) Represents annualized seven-day yield at January 31, 2018.

(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,709,100.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones Transportation Average	2.1075% representing 1 month LIBOR rate + spread	Citibank N.A.	12/6/2018	175	$1,790,080	$125,741
Total return of Dow Jones Transportation Average	2.0075% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/15/2018	1,007	11,360,469	(323,429)
					$13,150,549	$(197,688)

Direxion Daily Utilities Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 88.8%
279,415	Utilities Select Sector SPDR Fund	$14,261,342
	TOTAL INVESTMENT COMPANIES (Cost $14,113,252)	$14,261,342

	TOTAL INVESTMENTS (Cost $14,113,252) - 88.8%	$14,261,342
	Other Assets in Excess of Liabilities - 11.2%	1,797,125
	TOTAL NET ASSETS - 100.0%	$16,058,467

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Utilities Select Sector Index	2.0875% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	65,670	$33,986,748	$(86,910)

Direxion Daily 7-10 Year Treasury Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 28.9%
23,000	iShares 7-10 Year Treasury Bond ETF	$2,375,900
	TOTAL INVESTMENT COMPANIES (Cost $2,397,187)	$2,375,900
SHORT TERM INVESTMENTS - 50.4%
Money Market Funds - 50.4%
1,404,976	Dreyfus Government Cash Management, 1.21% (a)	$1,404,976
2,747,318	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	2,747,318
	TOTAL SHORT TERM INVESTMENTS (Cost $4,152,294) (b)	$4,152,294

	TOTAL INVESTMENTS (Cost $6,549,481) - 79.3%	$6,528,194
	Other Assets in Excess of Liabilities - 20.7%	1,703,082
	TOTAL NET ASSETS - 100.0%	$8,231,276

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,152,294.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 7-10 Year Treasury Bond ETF	0.3075% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/4/2018	98,356	$10,411,740	$(244,498)
Total return of iShares 7-10 Year Treasury Bond ETF	0.8275% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	117,694	12,496,749	(332,788)
					$22,908,489	$(577,286)

Direxion Daily 7-10 Year Treasury Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 57.8%
Money Market Funds - 57.8%
7,309,101	Dreyfus Government Cash Management, 1.21% (a)	$7,309,101
6,547,984	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	6,547,984
	TOTAL SHORT TERM INVESTMENTS (Cost $13,857,085) (b)	$13,857,085

	TOTAL INVESTMENTS (Cost $13,857,085) - 57.8%	$13,857,085
	Other Assets in Excess of Liabilities - 42.2%	10,100,590
	TOTAL NET ASSETS - 100.0%	$23,957,675

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,857,085.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received (Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(0.1725)% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Deutsche Bank AG London	12/6/2018	345,770	$36,476,537	$706,428
0.4375% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/19/2018	175,000	18,581,500	484,960
0.6475% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/24/2018	175,000	18,551,750	438,103
					$73,609,787	$1,629,491

Direxion Daily 20+ Year Treasury Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 68.1%
524,811	iShares 20+ Year Treasury Bond ETF (a)	$64,410,054
	TOTAL INVESTMENT COMPANIES (Cost $66,097,339)	$64,410,054

SHORT TERM INVESTMENTS - 30.4%
Money Market Funds - 30.4%
24,588,053	Dreyfus Government Cash Management, 1.21% (b)	$24,588,053
4,165,975	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (b)	4,165,975
	TOTAL SHORT TERM INVESTMENTS (Cost $28,754,028) (c)	$28,754,028

	TOTAL INVESTMENTS (Cost $94,851,367) - 98.5%	$93,164,082
	Other Assets in Excess of Liabilities - 1.5%	1,419,641
	TOTAL NET ASSETS - 100.0%	$94,583,723

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) A portion of this security represents a security on loan.

(b) Represents annualized seven-day yield at January 31, 2018.

(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,754,028.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 20+ Year Treasury Bond ETF	1.3075% representing 1 month LIBOR rate + spread	Citibank N.A.	12/10/2018	820,000	$103,885,800	$(3,224,266)
Total return of iShares 20+ Year Treasury Bond ETF	0.9575% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	823,646	103,250,821	(2,167,813)
Total return of iShares 20+ Year Treasury Bond ETF	1.2075% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	143,572	18,281,023	(651,566)
					$225,417,644	$(6,043,645)

Direxion Daily 20+ Year Treasury Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 55.8%
Money Market Funds - 55.8%
88,627,001	Dreyfus Government Cash Management, 1.21% (a)	$88,627,001
122,146,294	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)	122,146,294
	TOTAL SHORT TERM INVESTMENTS (Cost $210,773,295) (b)	$210,773,295

	TOTAL INVESTMENTS (Cost $210,773,295) - 55.8%	$210,773,295
	Other Assets in Excess of Liabilities - 44.2%	166,795,022
	TOTAL NET ASSETS - 100.0%	$377,568,317

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $210,773,295.

Short Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.9575% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/5/2018	3,500,000	$443,135,000	$13,309,953
0.6075% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse International	12/17/2018	3,844,565	479,287,492	7,300,831
0.9375% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/19/2018	1,884,759	239,986,363	8,465,324
					$1,162,408,855	$29,076,108

Direxion Daily Emerging Markets Bond Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 63.5%
7,000	iShares J.P. Morgan USD Emerging Markets Bond ETF	$807,520
	TOTAL INVESTMENT COMPANIES (Cost $808,291)	$807,520
SHORT TERM INVESTMENTS - 32.7%
Money Market Funds - 32.7%
415,528	Goldman Sachs Financial Square Treasury Instruments Fund, 1.20% (a)(b)	$415,528
	TOTAL SHORT TERM INVESTMENTS (Cost $415,528)	$415,528

	TOTAL INVESTMENTS (Cost $1,223,819) - 96.2%	$1,223,048
	Other Assets in Excess of Liabilities - 3.8%	47,995
	TOTAL NET ASSETS - 100.0%	$1,271,043

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2018.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $415,528.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares J.P. Morgan USD Emerging Markets Bond ETF	1.9575% representing 1 month LIBOR rate + spread	Credit Suisse International	12/6/2018	26,046	$3,019,560	$(2,759)

The unaudited cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

	Direxion All Cap Insider Sentiment Shares	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion iBillionaire Index ETF	Direxion NASDAQ-100® Equal Weighted Index Shares
Cost of investments	$228,367,305	$—	$12,422,766	$133,066,720
Gross unrealized appreciation	12,163,001	—	3,355,224	31,559,114
Gross unrealized depreciation	(5,328,183)	—	(133,279)	(2,742,193)
Net unrealized appreciation/(depreciation)	$6,834,818	$—	$3,221,945	$28,816,921

	Direxion Zacks MLP High Income Index Shares	Direxion Daily CSI 300 China A Share Bear 1X Shares	Direxion Daily S&P 500® Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares
Cost of investments	$68,809,343	$26,937,320	$6,848,905	$625,216
Gross unrealized appreciation	6,010,404	—	—	—
Gross unrealized depreciation	(4,523,531)	—	—	—
Net unrealized appreciation/(depreciation)	$1,486,873	$—	$—	$—

	Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily S&P 500® Bull 1.25X Shares	Direxion Daily Small Cap Bull 1.25X Shares
Cost of investments	$255,066	$879,129	$83,681,827	$7,175,626
Gross unrealized appreciation	—	—	8,511,378	117,637
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$8,511,378	$117,637

	Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily CSI China Internet Index Bull 2X Shares	Direxion Daily High Yield Bear 2X Shares	Direxion Daily MSCI European Financials Bull 2X Shares
Cost of investments	$50,822,498	$113,927,951	$1,588,502	$4,206,213
Gross unrealized appreciation	1,109,029	9,613,795	—	43,851
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$1,109,029	$9,613,795	$—	$43,851

	Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily Silver Miners Index Bull 2X Shares	Direxion Daily Small Cap Bull 2X Shares	Direxion Daily Mid Cap Bull 3X Shares
Cost of investments	$3,906,509	$4,657,723	$3,181,530	$72,622,029
Gross unrealized appreciation	615,782	—	260,461	2,261,501
Gross unrealized depreciation	—	(329,894)	—	—
Net unrealized appreciation/(depreciation)	$615,782	$(329,894)	$260,461	$2,261,501

	Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares	Direxion Daily Small Cap Bull 3X Shares
Cost of investments	$3,048,382	$1,025,921,404	$212,657,935	$747,383,927
Gross unrealized appreciation	—	63,923,407	—	11,597,201
Gross unrealized depreciation	—	—	(3,743,410)	—
Net unrealized appreciation/(depreciation)	$—	$63,923,407	$(3,743,410)	$11,597,201

	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily EURO STOXX 50® Bull 3X Shares	Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Cost of investments	$310,281,555	$4,491,822	$354,659,525	$26,663,808
Gross unrealized appreciation	—	258,787	22,060,093	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$258,787	$22,060,093	$—

	Direxion Daily FTSE Europe Bull 3X Shares	Direxion Daily Latin America Bull 3X Shares	Direxion Daily MSCI Brazil Bull 3X Shares	Direxion Daily MSCI Developed Markets Bull 3X Shares
Cost of investments	$87,272,790	$17,617,216	$120,678,931	$30,716,829
Gross unrealized appreciation	1,564,248	1,463,256	2,623,189	1,305,861
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$1,564,248	$1,463,256	$2,623,189	$1,305,861

	Direxion Daily MSCI Developed Markets Bear 3X Shares	Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares	Direxion Daily MSCI India Bull 3X Shares
Cost of investments	$1,836,627	$400,104,711	$64,119,501	$68,170,478
Gross unrealized appreciation	—	22,334,200	—	2,745,987
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$22,334,200	$—	$2,745,987

	Direxion Daily MSCI Japan Bull 3X Shares	Direxion Daily MSCI Mexico Bull 3X Shares	Direxion Daily MSCI South Korea Bull 3X Shares	Direxion Daily Russia Bull 3X Shares
Cost of investments	$27,588,802	$13,219,154	$17,965,341	$155,902,677
Gross unrealized appreciation	1,080,304	—	302,036	5,223,473
Gross unrealized depreciation	—	(123,384)	—	—
Net unrealized appreciation/(depreciation)	$1,080,304	$(123,384)	$302,036	$5,223,473

	Direxion Daily Russia Bear 3X Shares	Direxion Daily Aerospace & Defense Bull 3X Shares	Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Cost of investments	$19,758,158	$77,771,239	$473,767,033	$31,831,521
Gross unrealized appreciation	—	5,368,212	2,997,396	—
Gross unrealized depreciation	—	(446,917)	—	—
Net unrealized appreciation/(depreciation)	$—	$4,921,295	$2,997,396	$—

	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares	Direxion Daily Gold Miners Index Bull 3X Shares	Direxion Daily Gold Miners Index Bear 3X Shares
Cost of investments	$1,984,944,806	$96,682,947	$971,838,951	$319,999,472
Gross unrealized appreciation	145,605,159	—	—	—
Gross unrealized depreciation	(19,853,693)	—	(5,552,959)	—
Net unrealized appreciation/(depreciation)	$125,751,466	$—	$(5,552,959)	$—

	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bull 3X Shares	Direxion Daily Industrials Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bull 3X Shares
Cost of investments	$157,042,960	$104,639,523	$8,695,397	$641,351,667
Gross unrealized appreciation	8,270,961	2,851,326	581,747	—
Gross unrealized depreciation	—	(1,299,771)	—	(12,950,610)
Net unrealized appreciation/(depreciation)	$8,270,961	$1,551,555	$581,747	$(12,950,610)

	Direxion Daily Junior Gold Miners Index Bear 3X Shares	Direxion Daily MSCI Real Estate Bull 3X Shares	Direxion Daily MSCI Real Estate Bear 3X Shares	Direxion Daily Natural Gas Related Bull 3X Shares
Cost of investments	$98,951,586	$93,543,525	$8,856,137	$26,385,744
Gross unrealized appreciation	—	—	—	289,206
Gross unrealized depreciation	—	(2,762,131)	—	(2,556,892)
Net unrealized appreciation/(depreciation)	$—	$(2,762,131)	$—	$(2,267,686)

	Direxion Daily Natural Gas Related Bear 3X Shares	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bear 3X Shares
Cost of investments	$4,671,383	$4,748,934	$44,492,121	$1,779,992
Gross unrealized appreciation	—	14,042	2,083,676	—
Gross unrealized depreciation	—	(195,292)	(169,952)	—
Net unrealized appreciation/(depreciation)	$—	$(181,250)	$1,913,724	$—

	Direxion Daily Retail Bull 3X Shares	Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
Cost of investments	$30,262,227	$208,251,249	$92,275,831	$103,474,270
Gross unrealized appreciation	2,938,515	—	—	—
Gross unrealized depreciation	(570,085)	(23,662)	—	(295,144)
Net unrealized appreciation/(depreciation)	$2,368,430	$(23,662)	$—	$(295,144)

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Technology Bull 3X Shares
Cost of investments	$33,649,523	$574,715,696	$26,889,196	$585,399,840
Gross unrealized appreciation	—	31,790,719	—	58,883,281
Gross unrealized depreciation	—	(3,734,944)	—	—
Net unrealized appreciation/(depreciation)	$—	$28,055,775	$—	$58,883,281

	Direxion Daily Technology Bear 3X Shares	Direxion Daily Transportation Bull 3X Shares	Direxion Daily Utilities Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares
Cost of investments	$13,877,874	$5,504,386	$14,113,252	$6,549,481
Gross unrealized appreciation	—	185,163	148,090	—
Gross unrealized depreciation	—	(46,151)	—	(21,287)
Net unrealized appreciation/(depreciation)	$—	$139,012	$148,090	$(21,287)

	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares	Direxion Daily Emerging Markets Bond Bull 3X Shares
Cost of investments	$13,857,085	$94,851,367	$210,773,295	$1,223,819
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	(1,687,285)	—	(771)
Net unrealized appreciation/(depreciation)	$—	$(1,687,285)	$—	$(771)

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report. The Direxion Daily Pharmaceutical & Medical Bull 3X Shares commenced operations on November 16, 2017. Effective February 15, 2018, the Direxion Daily S&P 500® Bull 1.25X Shares and the Direxion Daily Small Cap Bull 1.25X Shares names changed to Portfolio+ S&P 500® ETF and Portfolio+ S&P® Small Cap ETF, respectively.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of January 31, 2018:

	Direxion All Cap Insider Sentiment Shares				Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$235,202,032	$—	$—	$235,202,032	$—	$—	$—	$—
Short Term Investments	91	—	—	91	—	—	—	—
Other Financial Instruments*	—	—	—	—	632,535	—	—	632,535
Cash Equivalents	617,896	—	—	617,896	30,991,718	—	—	30,991,718

	Direxion iBillionaire Index ETF				Direxion NASDAQ-100® Equal Weighted Index Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$15,644,711	$—	$—	$15,644,711	$161,883,641	$—	$—	$161,883,641
Cash Equivalents	89,398	—	—	89,398	283,232	—	—	283,232

	Direxion Zacks MLP High Income Index Shares				Direxion Daily CSI 300 China A Share Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$70,296,216	$—	$—	$70,296,216	$—	$—	$—	$—
Short Term Investments	—	—	—	—	26,937,320	—	—	26,937,320
Other Financial Instruments*	—	—	—	—	—	(8,268,084)	—	(8,268,084)
Cash Equivalents	785,438	—	—	785,438	76,620,247	—	—	76,620,247

	Direxion Daily S&P 500® Bear 1X Shares				Direxion Daily Total Bond Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$6,848,905	$—	$—	$6,848,905	$625,216	$—	$—	$625,216
Other Financial Instruments*	—	(1,670,308)	—	(1,670,308)	—	38,494	—	38,494
Cash Equivalents	22,387,429	—	—		2,497,559	—	—	2,497,559

	Direxion Daily 7-10 Year Treasury Bear 1X Shares				Direxion Daily 20+ Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$255,066	$—	$—	$255,066	$879,129	$—	$—	$879,129
Other Financial Instruments*	—	33,451	—	33,451	—	141,662	—	141,662
Cash Equivalents	1,157,228	—	—	1,157,228	4,132,290	—	—	4,132,290

	Direxion Daily S&P 500® Bull 1.25X Shares				Direxion Daily Small Cap Bull 1.25X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$92,145,299	$—	$—	$92,145,299	$7,259,828	$—	$—	$7,259,828
Short Term Investments	47,906	—	—	47,906	33,435	—	—	33,435
Other Financial Instruments*	—	(125,506)	—	(125,506)	—	55,399	—	55,399
Cash Equivalents	3,836,856	—	—	3,836,856	17,651	—	—	17,651

	Direxion Daily CSI 300 China A Share Bull 2X Shares				Direxion Daily CSI China Internet Index Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$19,538,500	$—	$—	$19,538,500	$98,379,890	$—	$—	$98,379,890
Short Term Investments	32,393,027	—	—	32,393,027	25,161,856	—	—	25,161,856
Other Financial Instruments*	—	10,850,859	—	10,850,859	—	22,586,583	—	22,586,583
Cash Equivalents	35,978,032	—	—	35,978,032	25,206,165	—	—	25,206,165

	Direxion Daily High Yield Bear 2X Shares				Direxion Daily MSCI European Financials Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$3,728,981	$—	$—	$3,728,981
Short Term Investments	1,588,502	—	—	1,588,502	521,083	—	—	521,083
Other Financial Instruments*	—	(12,879)	—	(12,879)	—	268,081	—	268,081
Cash Equivalents	2,181,368	—	—	2,181,368	1,061,672	—	—	1,061,672

	Direxion Daily S&P 500® Bull 2X Shares				Direxion Daily Silver Miners Index Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$4,522,247	$—	$—	$4,522,247	$3,481,693	$—	$—	$3,481,693
Short Term Investments	44	—	—	44	846,136	—	—	846,136
Other Financial Instruments*	—	(26,834)	—	(26,834)	—	(88,252)	—	(88,252)
Cash Equivalents	61,902	—	—	61,902	242,834	—	—	242,834

	Direxion Daily Small Cap Bull 2X Shares				Direxion Daily Mid Cap Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$3,049,020	$—	$—	$3,049,020	$41,769,181	$—	$—	$41,769,181
Short Term Investments	392,971	—	—	392,971	33,114,349	—	—	33,114,349
Other Financial Instruments*	—	112,874	—	112,874	—	1,812,841	—	1,812,841
Cash Equivalents	59,862	—	—	59,862	7,071,011	—	—	7,071,011

	Direxion Daily Mid Cap Bear 3X Shares				Direxion Daily S&P 500® Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$856,587,508	$—	$—	$856,587,508
Short Term Investments	3,048,382	—	—	3,048,382	233,257,303	—	—	233,257,303
Other Financial Instruments*	—	(278,242)	—	(278,242)	16,908,625	29,454,202	—	46,362,827
Cash Equivalents	1,788,562	—	—	1,788,562	71,246,651	—	—	71,246,651

	Direxion Daily S&P 500® Bear 3X Shares				Direxion Daily Small Cap Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$11,527,500	$—	$—	$11,527,500	$506,119,339	$—	$—	$506,119,339
Short Term Investments	197,387,025	—	—	197,387,025	252,861,789	—	—	252,861,789
Other Financial Instruments*	—	(44,268,869)	—	(44,268,869)	—	51,964,271	—	51,964,271
Cash Equivalents	108,994,203	—	—	108,994,203	—	—	—	—

	Direxion Daily Small Cap Bear 3X Shares				Direxion Daily EURO STOXX 50® Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$3,538,365	$—	$—	$3,538,365
Short Term Investments	310,281,555	—	—	310,281,555	1,212,244	—	—	1,212,244
Other Financial Instruments*	—	(40,920,546)	—	(40,920,546)	—	15,346	—	15,346
Cash Equivalents	192,921,601	—	—	192,921,601	27,047	—	—	27,047

	Direxion Daily FTSE China Bull 3X Shares				Direxion Daily FTSE China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$272,470,653	$—	$—	$272,470,653	$—	$—	$—	$—
Short Term Investments	104,248,965	—	—	104,248,965	26,663,808	—	—	26,663,808
Other Financial Instruments*	—	8,689,637	—	8,689,637	—	(9,543,423)	—	(9,543,423)
Cash Equivalents	16,840,778	—	—	16,840,778	14,608,475	—	—	14,608,475

	Direxion Daily FTSE Europe Bull 3X Shares				Direxion Daily Latin America Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$67,053,349	$—	$—	$67,053,349	$11,369,113	$—	$—	$11,369,113
Short Term Investments	21,783,689	—	—	21,783,689	7,711,359	—	—	7,711,359
Other Financial Instruments*	—	3,906,796	—	3,906,796	—	3,697,107	—	3,697,107
Cash Equivalents	8,775,778	—	—	8,775,778	2,833,212	—	—	2,833,212

	Direxion Daily MSCI Brazil Bull 3X Shares				Direxion Daily MSCI Developed Markets Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$76,896,516	$—	$—	$76,896,516	$21,266,659	$—	$—	$21,266,659
Short Term Investments	46,405,604	—	—	46,405,604	10,756,031	—	—	10,756,031
Other Financial Instruments*	—	41,758,749	—	41,758,749	—	4,263,571	—	4,263,571
Cash Equivalents	45,017,460	—	—	45,017,460	6,105,272	—	—	6,105,272

	Direxion Daily MSCI Developed Markets Bear 3X Shares				Direxion Daily MSCI Emerging Markets Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$292,706,957	$—	$—	$292,706,957
Short Term Investments	1,836,627	—	—	1,836,627	129,731,954	—	—	129,731,954
Other Financial Instruments*	—	(447,200)	—	(447,200)	—	(6,412,101)	—	(6,412,101)
Cash Equivalents	1,069,244	—	—	1,069,244	16,574,401	—	—	16,574,401

	Direxion Daily MSCI Emerging Markets Bear 3X Shares				Direxion Daily MSCI India Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$35,142,768	$—	$—	$35,142,768
Short Term Investments	64,119,501	—	—	64,119,501	35,773,697	—	—	35,773,697
Other Financial Instruments*	—	(20,465,405)	—	(20,465,405)	—	13,224,218	—	13,224,218
Cash Equivalents	33,794,666	—	—	33,794,666	35,171,730	—	—	35,171,730

	Direxion Daily MSCI Japan Bull 3X Shares				Direxion Daily MSCI Mexico Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$20,212,992	$—	$—	$20,212,992	$10,591,727	$—	$—	$10,591,727
Short Term Investments	8,456,114	—	—	8,456,114	2,504,043	—	—	2,504,043
Other Financial Instruments*	—	1,080,231	—	1,080,231	—	(392,271)	—	(392,271)
Cash Equivalents	7,757,158	—	—	7,757,158	3,880,742	—	—	3,880,742

	Direxion Daily MSCI South Korea Bull 3X Shares				Direxion Daily Russia Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$11,083,791	$—	$—	$11,083,791	$102,698,186	$—	$—	$102,698,186
Short Term Investments	7,183,586	—	—	7,183,586	58,427,964	—	—	58,427,964
Other Financial Instruments*	—	1,402,676	—	1,402,676	—	5,153,885	—	5,153,885
Cash Equivalents	3,116,009	—	—	3,116,009	6,123,934	—	—	6,123,934

	Direxion Daily Russia Bear 3X Shares				Direxion Daily Aerospace & Defense Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$64,318,433	$—	$—	$64,318,433
Short Term Investments	19,758,158	—	—	19,758,158	18,374,101	—	—	18,374,101
Other Financial Instruments*	—	(5,698,847)	—	(5,698,847)	—	4,278,375	—	4,278,375
Cash Equivalents	6,895,844	—	—	6,895,844	6,919,129	—	—	6,919,129

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$338,084,950	$—	$—	$338,084,950	$—	$—	$—	$—
Short Term Investments	138,679,479	—	—	138,679,479	31,831,521	—	—	31,831,521
Other Financial Instruments*	—	61,521,024	—	61,521,024	—	(3,421,576)	—	(3,421,576)
Cash Equivalents	—	—	—	—	19,645,144	—	—	19,645,144

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$1,402,511,922	$—	$—	$1,402,511,922	$—	$—	$—	$—
Short Term Investments	708,184,350	—	—	708,184,350	96,682,947	—	—	96,682,947
Other Financial Instruments*	—	(31,655,457)	—	(31,655,457)	—	(18,640,985)	—	(18,640,985)
Cash Equivalents	26,384,336	—	—	26,384,336	54,995,278	—	—	54,995,278

	Direxion Daily Gold Miners Index Bull 3X Shares				Direxion Daily Gold Miners Index Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$524,377,319	$—	$—	$524,377,319	$—	$—	$—	$—
Short Term Investments	441,908,673	—	—	441,908,673	319,999,472	—	—	319,999,472
Other Financial Instruments*	—	94,130,517	—	94,130,517	—	(54,457,748)	—	(54,457,748)
Cash Equivalents	326,752,750	—	—	326,752,750	188,124,537	—	—	188,124,537

	Direxion Daily Healthcare Bull 3X Shares				Direxion Daily Homebuilders & Supplies Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$89,573,646	$—	$—	$89,573,646
Investment Companies	115,088,994	—	—	115,088,994	—	—	—	—
Short Term Investments	50,224,927	—	—	50,224,927	16,617,432	—	—	16,617,432
Other Financial Instruments*	—	14,791,177	—	14,791,177	—	(11,470,700)	—	(11,470,700)
Cash Equivalents	34,273,199	—	—	34,273,199	9,706,172	—	—	9,706,172

	Direxion Daily Industrials Bull 3X Shares				Direxion Daily Junior Gold Miners Index Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$8,546,498	$—	$—	$8,546,498	$305,729,863	$—	$—	$305,729,863
Short Term Investments	730,646	—	—	730,646	322,671,194	—	—	322,671,194
Other Financial Instruments*	—	988,073	—	988,073	—	89,433	—	89,433
Cash Equivalents	1,773,049	—	—	1,773,049	145,639,058	—	—	145,639,058

	Direxion Daily Junior Gold Miners Index Bear 3X Shares				Direxion Daily MSCI Real Estate Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$71,589,773	$—	$—	$71,589,773
Short Term Investments	98,951,586	—	—	98,951,586	19,191,621	—	—	19,191,621
Other Financial Instruments*	—	(7,124,063)	—	(7,124,063)	—	(4,008,643)	—	(4,008,643)
Cash Equivalents	71,963,278	—	—	71,963,278	4,575,589	—	—	4,575,589

	Direxion Daily MSCI Real Estate Bear 3X Shares				Direxion Daily Natural Gas Related Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$10,655,088	$—	$—	$10,655,088
Master Limited Partnerships	—	—	—	—	1,736,711	—	—	1,736,711
Short Term Investments	8,856,137	—	—	8,856,137	11,726,259	—	—	11,726,259
Other Financial Instruments*	—	(388,567)	—	(388,567)	—	2,749,125	—	2,749,125
Cash Equivalents	5,541,193	—	—	5,541,193	7,636,984	—	—	7,636,984

	Direxion Daily Natural Gas Related Bear 3X Shares				Direxion Daily Pharmaceutical & Medical Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$3,958,300	$—	$—	$3,958,300
Short Term Investments	4,671,383	—	—	4,671,383	609,384	—	—	609,384
Other Financial Instruments*	—	(48,014)	—	(48,014)	—	(425,580)	—	(425,580)
Cash Equivalents	3,162,134	—	—	3,162,134	510,233	—	—	510,233

	Direxion Daily Regional Banks Bull 3X Shares				Direxion Daily Regional Banks Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$32,522,098	$—	$—	$32,522,098	$—	$—	$—	$—
Short Term Investments	13,883,747	—	—	13,883,747	1,779,992	—	—	1,779,992
Other Financial Instruments*	—	1,046,138	—	1,046,138	—	(388,593)	—	(388,593)
Cash Equivalents	1,698,255	—	—	1,698,255	1,195,735	—	—	1,195,735

	Direxion Daily Retail Bull 3X Shares				Direxion Daily S&P Biotech Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$27,514,098	$—	$—	$27,514,098	$1,078,237	$—	$—	$1,078,237
Short Term Investments	5,116,559	—	—	5,116,559	207,149,350	—	—	207,149,350
Other Financial Instruments*	—	2,167,837	—	2,167,837	—	53,846,216	—	53,846,216
Cash Equivalents	3,018,941	—	—	3,018,941	153,920,658	—	—	153,920,658

	Direxion Daily S&P Biotech Bear 3X Shares				Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$48,878,732	$—	$—	$48,878,732
Short Term Investments	92,275,831	—	—	92,275,831	54,300,394	—	—	54,300,394
Other Financial Instruments*	—	(23,775,313)	—	(23,775,313)	—	(9,243,625)	—	(9,243,625)
Cash Equivalents	33,110,812	—	—	33,110,812	18,133,829	—	—	18,133,829

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares				Direxion Daily Semiconductor Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$426,172,706	$—	$—	$426,172,706
Short Term Investments	33,649,523	—	—	33,649,523	176,598,765	—	—	176,598,765
Other Financial Instruments*	—	5,158,982	—	5,158,982	—	112,449,368	—	112,449,368
Cash Equivalents	35,367,688	—	—	35,367,688	108,895,830	—	—	108,895,830

	Direxion Daily Semiconductor Bear 3X Shares				Direxion Daily Technology Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$408,793,531	$—	$—	$408,793,531
Short Term Investments	26,889,196	—	—	26,889,196	235,489,590	—	—	235,489,590
Other Financial Instruments*	—	(6,125,878)	—	(6,125,878)	—	(1,426,981)	—	(1,426,981)
Cash Equivalents	26,831,119	—	—	26,831,119	27,854,373	—	—	27,854,373

	Direxion Daily Technology Bear 3X Shares				Direxion Daily Transportation Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$3,934,298	$—	$—	$3,934,298
Short Term Investments	13,877,874	—	—	13,877,874	1,709,100	—	—	1,709,100
Other Financial Instruments*	—	(3,269,995)	—	(3,269,995)	—	(197,688)	—	(197,688)
Cash Equivalents	7,354,541	—	—	7,354,541	224,526	—	—	224,526

	Direxion Daily Utilities Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$14,261,342	$—	$—	$14,261,342	$2,375,900	$—	$—	$2,375,900
Short Term Investments	—	—	—	—	4,152,294	—	—	4,152,294
Other Financial Instruments*	—	(86,910)	—	(86,910)	—	(577,286)	—	(577,286)
Cash Equivalents	3,069,394	—	—	3,069,394	2,497,381	—	—	2,497,381

	Direxion Daily 7-10 Year Treasury Bear 3X Shares				Direxion Daily 20+ Year Treasury Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$64,410,054	$—	$—	$64,410,054
Short Term Investments	13,857,085	—	—	13,857,085	28,754,028	—	—	28,754,028
Other Financial Instruments*	—	1,629,491	—	1,629,491	—	(6,043,645)	—	(6,043,645)
Cash Equivalents	9,770,491	—	—	9,770,491	7,494,550	—	—	7,494,550

	Direxion Daily 20+ Year Treasury Bear 3X Shares				Direxion Daily Emerging Markets Bond Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$—	$—	$—	$—	$807,520	$—	$—	$807,520
Short Term Investments	210,773,295	—	—	210,773,295	415,528	—	—	415,528
Other Financial Instruments*	—	29,076,108	—	29,076,108	—	(2,759)	—	(2,759)
Cash Equivalents	173,631,164	—	—	173,631,164	527,818	—	—	527,818

For further detail on each asset class, see the Schedules of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis,
Principal Executive Officer

Date	3/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis,
Principal Executive Officer

Date	3/27/18

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick,
Principal Financial Officer, Treasurer

Date	3/27/18